UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2020

Legg Mason/QS

Model Portfolio Funds

Legg Mason/QS Aggressive Model Portfolio

Legg Mason/QS Moderately Aggressive Model Portfolio

Legg Mason/QS Moderate Model Portfolio

Legg Mason/QS Moderately Conservative Model Portfolio

Legg Mason/QS Conservative Model Portfolio

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, your insurance company may no longer send you paper copies of the Fund’s shareholder reports like this one by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If your insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications from them electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by them. Your election will apply to all Funds available under your contract with the insurance company.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason/QS Model Portfolio Funds

Legg Mason/QS Model Portfolio Funds (“Model Portfolio Funds”) consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio is a “fund of funds,” investing in insurance-dedicated mutual funds, and is managed as an asset allocation program.

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason/QS Model Portfolio Funds for the six-month reporting period ended June 30, 2020.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Portfolios prior to the transaction. The Portfolios’ manager and subadviser(s) continue to provide uninterrupted services with respect to the Portfolios pursuant to new management and subadvisory agreements that were approved by each Portfolio’s shareholders.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

II	Legg Mason/QS Model Portfolio Funds

Portfolio overview

Each of the five Legg Mason/QS Model Portfolio Funds is managed as an asset allocation program and allocates its assets among insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies (the “underlying funds”). The underlying funds include funds managed by investment advisers that are not affiliated with Legg Mason and funds managed by Legg Mason affiliated investment advisers. When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate primarily to underlying funds managed by unaffiliated investment advisers, but may also allocate to Legg Mason-affiliated underlying funds. The underlying funds may change from time to time without prior notice to shareholders.

Legg Mason/QS Aggressive Model Portfolio

Legg Mason/QS Aggressive Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 80% to 100% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 0% to 20% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 75% Russell 3000 Indexi, 15% MSCI World Ex U.S.A. Indexii, and 10% Bloomberg Barclays U.S. Aggregate Indexiii. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Legg Mason/QS Moderately Aggressive Model Portfolio

Legg Mason/QS Moderately Aggressive Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 60% to 70% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 30% to 40% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 30% Bloomberg Barclays U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Legg Mason/QS Moderate Model Portfolio

Legg Mason/QS Moderate Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 45% to 65% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 35% to 55% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 45% Bloomberg Barclays U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Legg Mason/QS Moderately Conservative Model Portfolio

Legg Mason/QS Moderately Conservative Model Portfolio seeks a balance of capital appreciation and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 30% to 50% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 50% to 70% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 35% Russell 3000 Index,

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	III

Portfolio overview (cont’d)

5% MSCI World Ex U.S.A. Index, and 60% Bloomberg Barclays U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Legg Mason/QS Conservative Model Portfolio

Legg Mason/QS Conservative Model Portfolio seeks a balance between capital appreciation and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 10% to 30% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 70% to 90% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 20% Russell 3000 Index and 80% Bloomberg Barclays U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

RISKS: Each Portfolio is newly organized, with a limited history of operations. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Fixed-income securities involve interest rate, credit, inflation, and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed-income securities falls. High yield bonds are subject to greater price volatility, illiquidity, and possibility of default.

Each Portfolio is a fund of funds and is subject to the risks of the underlying funds in which it invests. In addition to the Portfolios’ operating expenses, you will indirectly bear the operating expenses of the underlying funds. The investment strategies employed by the underlying funds and the securities in which they invest may change without the knowledge of the Portfolios’ portfolio managers. The portfolio managers may invest each Portfolio’s assets in underlying funds that have a limited performance history. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. As a non-diversified Portfolio, each Portfolio may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified Portfolio, which may magnify the Portfolios’ losses from events affecting an underlying fund. The underlying funds in which each Portfolio invests may be either diversified or non-diversified. Certain of the underlying funds may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

The model used to manage each Portfolio’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. There is no assurance that a recommended allocation will prove the ideal allocation in all circumstances. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on each Portfolio’s performance. Please see the Portfolios’ prospectus for a more complete discussion of these and other risks and each Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses, or taxes. Please note that an investor cannot invest directly in an index.

IMPORTANT INFORMATION: These Portfolios are available as investment options under a variable annuity or variable life contract. Shares of the Portfolios are offered only to insurance company separate accounts established by New York Life Insurance and Annuity Corporation that fund certain variable annuity or variable life insurance contracts. These Portfolios may not be available in all states and may only be offered in certain variable products. Please refer to the prospectuses. Variable annuities are long-term, tax-deferred investment vehicles designed for retirement purposes. Gains from tax-deferred investments are taxable as ordinary income upon withdrawal. Withdrawals made prior to age 59 1/2 are subject to a 10% IRS penalty charge and/or surrender charges. Investments in a variable annuity are subject to market risks, including loss of principal. Guarantees are based on the claims-paying ability of the insurer.

IV	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

[i]	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

MSCI World Ex U.S.A. Index captures large, mid and small cap representation across 22 of 23 Developed Markets (DM) countries — excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar.

iii

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	V

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Portfolios at a glance (unaudited)

Legg Mason/QS Aggressive Model Portfolio Breakdown† as of — June 30, 2020

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.2 MainStay VP Funds Trust — MainStay VP MacKay S&P 500 Index Portfolio, Initial Class	Software Technology Hardware, Storage & Peripherals IT Services Interactive Media & Services Internet & Direct Marketing Retail
12.4 Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	Health Care Financials Information Technology Industrials Consumer Discretionary
11.0 MainStay VP Funds Trust — MainStay VP MacKay Common Stock Portfolio, Initial Class	Software Technology Hardware, Storage & Peripherals Internet & Direct Marketing Retail Interactive Media & Services IT Services
8.4 MainStay VP Funds Trust — MainStay VP Fidelity Institutional AM Utilities Portfolio, Initial Class	Electric Utilities Multi-Utilities Independent Power & Renewable Electricity Producers Short-Term Investments Gas Utilities
7.9 MainStay VP Funds Trust — MainStay VP Indexed Bond Portfolio, Initial Class	U.S. Government & Federal Agencies Corporate Bonds Short-Term Investments Exchange-Traded Funds Foreign Government Bonds
7.1 American Funds Insurance Series — Growth Fund, Class 1A	Information Technology Communication Services Consumer Discretionary Health Care Financials
5.6 MainStay VP Funds Trust — MainStay VP Winslow Large Cap Growth Portfolio, Initial Class	Software IT Services Interactive Media & Services Internet & Direct Marketing Retail Technology Hardware, Storage & Peripherals
5.5 American Funds Insurance Series — New World Fund, Class 1A	Information Technology Consumer Discretionary Health Care Financials Communication Services
5.0 MainStay VP Funds Trust — MainStay Epoch U.S. Equity Yield Portfolio, Initial Shares	Electric Utilities Pharmaceuticals Semiconductors & Semiconductor Equipment Insurance Banks
4.0 Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class(a)	Information Technology Health Care Communication Services Consumer Discretionary Financials
3.5 BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares	Semiconductors & Semiconductor Equipment Software Internet & Direct Marketing Retail Interactive Media & Services IT Services
3.0 Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class	Healthcare Information Technology Financials Communication Services Consumer Staples
3.0 Janus Aspen Series — Janus Henderson VIT Global Research Portfolio, Institutional Shares	Financials Technology Consumer Industrials & Materials Health Care
2.8 Variable Insurance Products Fund II — VIP International Index Portfolio, Initial Class	Financials Industrials Consumer Discretionary Information Technology Health Care
2.5 MainStay VP Funds Trust — MainStay VP CBRE Global Infrastructure Portfolio, Initial Class	Utilities Transportation Communications Midstream/Pipelines Diversified Property Holding
2.1 American Funds Insurance Series — Blue Chip Income and Growth Fund, Class 1A	Health Care Information Technology Industrials Energy Consumer Staples

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	1

Portfolios at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
2.0 Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	Information Technology Consumer Discretionary Communication Services Health Care Industrials

†	Subject to change at any time.

(a)	Contrafund is a registered service mark of FMR LLC.

2	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

Legg Mason/QS Moderately Aggressive Model Portfolio Breakdown† as of — June 30, 2020

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.4 MainStay VP Funds Trust — MainStay VP MacKay S&P 500 Index Portfolio, Initial Class	Software Technology Hardware, Storage & Peripherals IT Services Interactive Media & Services Internet & Direct Marketing Retail
10.0 MainStay VP Funds Trust — MainStay VP Indexed Bond Portfolio, Initial Class	U.S. Government & Federal Agencies Corporate Bonds Short-Term Investments Exchange-Traded Funds Foreign Government Bonds
9.0 MainStay VP Funds Trust — MainStay VP MacKay Common Stock Portfolio, Initial Class	Software Technology Hardware, Storage & Peripherals Internet & Direct Marketing Retail Interactive Media & Services IT Services
8.0 MainStay VP Funds Trust — MainStay VP Bond Portfolio, Initial Class	Corporate Bonds U.S. Government & Federal Agencies Asset-Backed Securities Mortgage-Backed Securities Short-Term Investments
7.9 Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	Health Care Financials Information Technology Industrials Consumer Discretionary
5.5 MainStay VP Funds Trust — MainStay Epoch U.S. Equity Yield Portfolio, Initial Shares	Electric Utilities Pharmaceuticals Semiconductors & Semiconductor Equipment Insurance Banks
5.4 MainStay VP Funds Trust — MainStay VP Fidelity Institutional AM Utilities Portfolio, Initial Class	Electric Utilities Multi-Utilities Independent Power & Renewable Electricity Producers Short-Term Investments Gas Utilities
5.1 American Funds Insurance Series — Growth Fund, Class 1A	Information Technology Communication Services Consumer Discretionary Health Care Financials
5.1 Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class I	Sovereign External Quasi Sovereign Investment Grade Corporates High Yield Corporates Cash and Cash Equivalents
5.0 PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	Government Related Securitized Emerging Market Local Investment Grade Credit Covered Bonds and Pfandbriefe
4.0 MainStay VP Funds Trust — MainStay VP Winslow Large Cap Growth Portfolio, Initial Class	Software IT Services Interactive Media & Services Internet & Direct Marketing Retail Technology Hardware, Storage & Peripherals
3.0 Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class(a)	Information Technology Health Care Communication Services Consumer Discretionary Financials
2.6 Variable Insurance Products Fund II — VIP International Index Portfolio, Initial Class	Financials Industrials Consumer Discretionary Information Technology Health Care
2.5 American Funds Insurance Series — New World Fund, Class 1A	Information Technology Consumer Discretionary Health Care Financials Communication Services
2.5 MainStay VP Funds Trust — MainStay VP CBRE Global Infrastructure Portfolio, Initial Class	Utilities Transportation Communications Midstream/Pipelines Diversified Property Holding
2.0 American Funds Insurance Series — Blue Chip Income and Growth Fund, Class 1A	Health Care Information Technology Industrials Energy Consumer Staples

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	3

Portfolios at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
2.0 BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares	Semiconductors & Semiconductor Equipment Software Internet & Direct Marketing Retail Interactive Media & Services IT Services
2.0 MainStay VP Funds Trust — MainStay VP MacKay Government Portfolio, Initial Class	U.S. Government & Federal Agencies Mortgage-Backed Securities Short-Term Investments Corporate Bonds Asset-Backed Securities
2.0 Janus Aspen Series — Janus Henderson VIT Global Research Portfolio, Institutional Shares	Financials Technology Consumer Industrials & Materials Health Care
2.0 Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class	Healthcare Information Technology Financials Communication Services Consumer Staples
2.0 Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	Information Technology Consumer Discretionary Communication Services Health Care Industrials

†	Subject to change at any time.

(a)	Contrafund is a registered service mark of FMR LLC.

4	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

Legg Mason/QS Moderate Model Portfolio Breakdown† as of — June 30, 2020

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.9 MainStay VP Funds Trust — MainStay VP Bond Portfolio, Initial Class	Corporate Bonds U.S. Government & Federal Agencies Asset-Backed Securities Mortgage-Backed Securities Short-Term Investments
12.6 MainStay VP Funds Trust — MainStay VP MacKay S&P 500 Index Portfolio, Initial Class	Software Technology Hardware, Storage & Peripherals IT Services Interactive Media & Services Internet & Direct Marketing Retail
10.4 PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	Government Related Securitized Emerging Market Local Investment Grade Credit Covered Bonds and Pfandbriefe
8.7 MainStay VP Funds Trust — MainStay VP Indexed Bond Portfolio, Initial Class	U.S. Government & Federal Agencies Corporate Bonds Short-Term Investments Exchange-Traded Funds Foreign Government Bonds
8.1 MainStay VP Funds Trust — MainStay VP MacKay Common Stock Portfolio, Initial Class	Software Technology Hardware, Storage & Peripherals Internet & Direct Marketing Retail Interactive Media & Services IT Services
7.4 MainStay VP Funds Trust — MainStay VP MacKay Government Portfolio, Initial Class	U.S. Government & Federal Agencies Mortgage-Backed Securities Short-Term Investments Corporate Bonds Asset-Backed Securities
5.0 MainStay VP Funds Trust — MainStay VP Fidelity Institutional AM Utilities Portfolio, Initial Class	Electric Utilities Multi-Utilities Independent Power & Renewable Electricity Producers Short-Term Investments Gas Utilities
4.5 MainStay VP Funds Trust — MainStay Epoch U.S. Equity Yield Portfolio, Initial Shares	Electric Utilities Pharmaceuticals Semiconductors & Semiconductor Equipment Insurance Banks
4.1 MainStay VP Funds Trust — MainStay VP Winslow Large Cap Growth Portfolio, Initial Class	Software IT Services Interactive Media & Services Internet & Direct Marketing Retail Technology Hardware, Storage & Peripherals
4.0 Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class I	Sovereign External Quasi Sovereign Investment Grade Corporates High Yield Corporates Cash and Cash Equivalents
3.7 Variable Insurance Products Fund II — VIP International Index Portfolio, Initial Class	Financials Industrials Consumer Discretionary Information Technology Health Care
3.6 American Funds Insurance Series — Growth Fund, Class 1A	Information Technology Communication Services Consumer Discretionary Health Care Financials
3.5 Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	Health Care Financials Information Technology Industrials Consumer Discretionary
3.0 MainStay VP Funds Trust — MainStay VP CBRE Global Infrastructure Portfolio, Initial Class	Utilities Transportation Communications Midstream/Pipelines Diversified Property Holding
2.5 Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class(a)	Information Technology Health Care Communication Services Consumer Discretionary Financials
2.0 American Funds Insurance Series — Blue Chip Income and Growth Fund, Class 1A	Health Care Information Technology Industrials Energy Consumer Staples

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	5

Portfolios at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
2.0 BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares	Semiconductors & Semiconductor Equipment Software Internet & Direct Marketing Retail Interactive Media & Services IT Services
2.0 Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class	Healthcare Information Technology Financials Communication Services Consumer Staples

†	Subject to change at any time.

(a)	Contrafund is a registered service mark of FMR LLC.

6	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

Legg Mason/QS Moderately Conservative Model Portfolio Breakdown† as of — June 30, 2020

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.9 PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	Government Related Securitized Emerging Market Local Investment Grade Credit Covered Bonds and Pfandbriefe
14.9 MainStay VP Funds Trust — MainStay VP Bond Portfolio, Initial Class	Corporate Bonds U.S. Government & Federal Agencies Asset-Backed Securities Mortgage-Backed Securities Short-Term Investments
13.9 MainStay VP Funds Trust — MainStay VP MacKay Government Portfolio, Initial Class	U.S. Government & Federal Agencies Mortgage-Backed Securities Short-Term Investments Corporate Bonds Asset-Backed Securities
11.4 MainStay VP Funds Trust — MainStay VP MacKay S&P 500 Index Portfolio, Initial Class	Software Technology Hardware, Storage & Peripherals IT Services Interactive Media & Services Internet & Direct Marketing Retail
8.7 MainStay VP Funds Trust — MainStay VP Indexed Bond Portfolio, Initial Class	U.S. Government & Federal Agencies Corporate Bonds Short-Term Investments Exchange-Traded Funds Foreign Government Bonds
7.1 MainStay VP Funds Trust — MainStay VP MacKay Common Stock Portfolio, Initial Class	Software Technology Hardware, Storage & Peripherals Internet & Direct Marketing Retail Interactive Media & Services IT Services
4.0 MainStay VP Funds Trust — MainStay VP Fidelity Institutional AM Utilities Portfolio, Initial Class	Electric Utilities Multi-Utilities Independent Power & Renewable Electricity Producers Short-Term Investments Gas Utilities
4.0 Variable Insurance Products Fund II — VIP International Index Portfolio, Initial Class	Financials Industrials Consumer Discretionary Information Technology Health Care
2.5 MainStay VP Funds Trust — MainStay VP CBRE Global Infrastructure Portfolio, Initial Class	Utilities Transportation Communications Midstream/Pipelines Diversified Property Holding
2.5 Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	Health Care Financials Information Technology Industrials Consumer Discretionary
2.1 American Funds Insurance Series — Growth Fund, Class 1A	Information Technology Communication Services Consumer Discretionary Health Care Financials
2.0 Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class	Healthcare Information Technology Financials Communication Services Consumer Staples
2.0 BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares	Semiconductors & Semiconductor Equipment Software Internet & Direct Marketing Retail Interactive Media & Services IT Services
2.0 MainStay VP Funds Trust — MainStay VP Winslow Large Cap Growth Portfolio, Initial Class	Software IT Services Interactive Media & Services Internet & Direct Marketing Retail Technology Hardware, Storage & Peripherals
2.0 BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I	Corporate Bond Bank Loan Cash & Equivalents Convertible Future/Forward

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	7

Portfolios at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
2.0 Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class I	Sovereign External Quasi Sovereign Investment Grade Corporates High Yield Corporates Cash and Cash Equivalents
2.0 MainStay VP Funds Trust — MainStay VP MacKay High Yield Corporate Bond Portfolio, Initial Class	Corporate Bonds Short-Term Investment Loan Assignments Common Stocks Convertible Bonds
2.0 Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class(a)	Information Technology Health Care Communication Services Consumer Discretionary Financials

†	Subject to change at any time.

(a)	Contrafund is a registered service mark of FMR LLC.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	8

Legg Mason/QS Conservative Model Portfolio Breakdown† as of — June 30, 2020

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
15.0 MainStay VP Funds Trust — MainStay VP MacKay Government Portfolio, Initial Class	U.S. Government & Federal Agencies Mortgage-Backed Securities Short-Term Investments Corporate Bonds Asset-Backed Securities
14.9 MainStay VP Funds Trust — MainStay VP Bond Portfolio, Initial Class	Corporate Bonds U.S. Government & Federal Agencies Asset-Backed Securities Mortgage-Backed Securities Short-Term Investments
13.5 PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	Government Related Securitized Emerging Market Local Investment Grade Credit Covered Bonds and Pfandbriefe
11.5 PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	US Government — Treasury Securitized Investment Grade Credit Emerging markets High Yield Credit
11.0 MainStay VP Funds Trust — MainStay VP MacKay S&P 500 Index Portfolio, Initial Class	Software Technology Hardware, Storage & Peripherals IT Services Interactive Media & Services Internet & Direct Marketing Retail
10.9 MainStay VP Funds Trust — MainStay VP MacKay High Yield Corporate Bond Portfolio, Initial Class	Corporate Bonds Short-Term Investment Loan Assignments Common Stocks Convertible Bonds
10.1 MainStay VP Funds Trust — MainStay VP MacKay Common Stock Portfolio, Initial Class	Software Technology Hardware, Storage & Peripherals Internet & Direct Marketing Retail Interactive Media & Services IT Services
9.1 MainStay VP Funds Trust — MainStay VP Indexed Bond Portfolio, Initial Class	U.S. Government & Federal Agencies Corporate Bonds Short-Term Investments Exchange-Traded Funds Foreign Government Bonds
4.0 BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I	Corporate Bond Bank Loan Cash & Equivalents Convertible Future/Forward

†	Subject to change at any time.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	9

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[5]
Legg Mason/QS Aggressive Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason/QS Aggressive Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[6]
Class I	9.00%	$1,000.00	$1,090.00	0.23%	$0.50	Class I	5.00%	$1,000.00	$1,023.72	0.23%	$1.16
Class II	8.90	1,000.00	1,089.00	0.48	1.04	Class II	5.00	1,000.00	1,022.48	0.48	2.41

[1]	For the period April 15, 2020 (inception date) to June 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (76), then divided by 366.

[5]	For the six months ended June 30, 2020.

[6]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

10	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[5]
Legg Mason/QS Moderately Aggressive Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason/QS Moderately Aggressive Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[6]
Class I	8.10%	$1,000.00	$1,081.00	0.21%	$0.45	Class I	5.00%	$1,000.00	$1,023.82	0.21%	$1.06
Class II	8.00	1,000.00	1,080.00	0.46	0.99	Class II	5.00	1,000.00	1,022.58	0.46	2.31

[1]	For the period April 15, 2020 (inception date) to June 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (76), then divided by 366.

[5]	For the six months ended June 30, 2020.

[6]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	11

Portfolios expenses (unaudited) (cont’d)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[5]
Legg Mason/QS Moderate Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason/QS Moderate Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[6]
Class I	6.10%	$1,000.00	$1,061.00	0.21%	$0.45	Class I	5.00%	$1,000.00	$1,023.82	0.21%	$1.06
Class II	6.00	1,000.00	1,060.00	0.46	0.98	Class II	5.00	1,000.00	1,022.58	0.46	2.31

[1]	For the period April 15, 2020 (inception date) to June 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (76), then divided by 366.

[5]	For the six months ended June 30, 2020.

[6]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

12	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[5]
Legg Mason/QS Moderately Conservative Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason/QS Moderately Conservative Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[6]
Class I	5.40%	$1,000.00	$1,054.00	0.23%	$0.49	Class I	5.00%	$1,000.00	$1,023.72	0.23%	$1.16
Class II	5.30	1,000.00	1,053.00	0.48	1.02	Class II	5.00	1,000.00	1,022.48	0.48	2.41

[1]	For the period April 15, 2020 (inception date) to June 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (76), then divided by 366.

[5]	For the six months ended June 30, 2020.

[6]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	13

Portfolios expenses (unaudited) (cont’d)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[5]
Legg Mason/QS Conservative Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason/QS Conservative Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[6]
Class I	3.80%	$1,000.00	$1,038.00	0.23%	$0.49	Class I	5.00%	$1,000.00	$1,023.72	0.23%	$1.16
Class II	3.70	1,000.00	1,037.00	0.48	1.02	Class II	5.00	1,000.00	1,022.48	0.48	2.41

[1]	For the period April 15, 2020 (inception date) to June 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (76), then divided by 366.

[5]	For the six months ended June 30, 2020.

[6]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

14	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

Schedules of investments (unaudited)

June 30, 2020

Legg Mason/QS Aggressive Model Portfolio

Description		Shares	Value
Investments in Underlying Funds — 97.9%
American Funds Insurance Series:
Blue Chip Income and Growth Fund, Class 1A		26,256	$319,795
Growth Fund, Class 1A		12,639	1,114,344
New World Fund, Class 1A		35,229	858,522
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		20,570	552,722
Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class		18,432	475,359
Janus Aspen Series — Janus Henderson VIT Global Research Portfolio, Institutional Shares		9,158	468,823
MainStay VP Funds Trust:
MainStay Epoch U.S. Equity Yield Portfolio, Initial Shares		56,804	782,583
MainStay VP CBRE Global Infrastructure Portfolio, Initial Class		62,051	391,049
MainStay VP Fidelity Institutional AM Utilities Portfolio, Initial Class		113,286	1,315,200
MainStay VP Indexed Bond Portfolio, Initial Class		109,470	1,237,495	*
MainStay VP MacKay Common Stock Portfolio, Initial Class		67,029	1,723,933
MainStay VP MacKay S&P 500 Index Portfolio, Initial Class		37,089	2,216,722
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		30,330	867,293
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		96,886	1,928,028
Variable Insurance Products Fund II:
VIP Contrafund® Portfolio, Initial Class		15,273	616,888	(a)
VIP International Index Portfolio, Initial Class		48,963	439,200
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class		5,481	309,884
Total Investments in Underlying Funds before Short-Term Investments (Cost — $15,336,682)			15,617,840

	Rate
Short-Term Investments — 2.2%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $355,048)	0.065%	355,048	355,048
Total Investments — 100.1% (Cost — $15,691,730)			15,972,888
Liabilities in Excess of Other Assets — (0.1)%			(23,690)
Total Net Assets — 100.0%			$15,949,198

*	Non-income producing security.

(a)	Contrafund is a registered service mark of FMR LLC.

See Notes to Financial Statements.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	15

Schedules of investments (unaudited) (cont’d)

June 30, 2020

Legg Mason/QS Moderately Aggressive Model Portfolio

Description		Shares	Value
Investments in Underlying Funds — 97.2%
American Funds Insurance Series:
Blue Chip Income and Growth Fund, Class 1A		82,234	$1,001,612
Growth Fund, Class 1A		28,476	2,510,698
New World Fund, Class 1A		50,391	1,228,022
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		36,971	993,406
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class I		271,134	2,491,724
Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class		38,204	985,273
Janus Aspen Series — Janus Henderson VIT Global Research Portfolio, Institutional Shares		19,254	985,602
MainStay VP Funds Trust:
MainStay Epoch U.S. Equity Yield Portfolio, Initial Shares		196,611	2,708,712
MainStay VP Bond Portfolio, Initial Class		257,122	3,951,728
MainStay VP CBRE Global Infrastructure Portfolio, Initial Class		194,688	1,226,945
MainStay VP Fidelity Institutional AM Utilities Portfolio, Initial Class		231,256	2,684,772
MainStay VP Indexed Bond Portfolio, Initial Class		437,313	4,943,563	*
MainStay VP MacKay Common Stock Portfolio, Initial Class		172,837	4,445,230
MainStay VP MacKay Government Portfolio, Initial Class		87,425	987,907
MainStay VP MacKay S&P 500 Index Portfolio, Initial Class		102,231	6,110,083
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		69,459	1,986,213
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		228,279	2,472,267
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		195,797	3,896,358
Variable Insurance Products Fund II:
VIP Contrafund® Portfolio, Initial Class		36,104	1,458,232	(a)
VIP International Index Portfolio, Initial Class		142,757	1,280,526
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class		17,223	973,811
Total Investments in Underlying Funds before Short-Term Investments (Cost — $48,370,087)			49,322,684

	Rate
Short-Term Investments — 6.0%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $3,026,151)	0.065%	3,026,151	3,026,151
Total Investments — 103.2% (Cost — $51,396,238)			52,348,835
Liabilities in Excess of Other Assets — (3.2)%			(1,627,704)
Total Net Assets — 100.0%			$50,721,131

*	Non-income producing security.

(a)	Contrafund is a registered service mark of FMR LLC.

See Notes to Financial Statements.

16	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

Legg Mason/QS Moderate Model Portfolio

Description		Shares	Value
Investments in Underlying Funds — 97.1%
American Funds Insurance Series:
Blue Chip Income and Growth Fund, Class 1A		75,083	$914,507
Growth Fund, Class 1A		18,170	1,602,037
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		33,891	910,663
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class I		195,101	1,792,973
Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class		35,205	907,943
MainStay VP Funds Trust:
MainStay Epoch U.S. Equity Yield Portfolio, Initial Shares		146,688	2,020,914
MainStay VP Bond Portfolio, Initial Class		375,557	5,771,968
MainStay VP CBRE Global Infrastructure Portfolio, Initial Class		213,724	1,346,912
MainStay VP Fidelity Institutional AM Utilities Portfolio, Initial Class		191,600	2,224,376
MainStay VP Indexed Bond Portfolio, Initial Class		346,114	3,912,606	*
MainStay VP MacKay Common Stock Portfolio, Initial Class		140,155	3,604,684
MainStay VP MacKay Government Portfolio, Initial Class		294,944	3,332,901
MainStay VP MacKay S&P 500 Index Portfolio, Initial Class		94,135	5,626,197
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		63,400	1,812,951
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		430,599	4,663,388
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		78,234	1,556,864
Variable Insurance Products Fund II:
VIP Contrafund® Portfolio, Initial Class		27,464	1,109,279	(a)
VIP International Index Portfolio, Initial Class		183,678	1,647,590
Total Investments in Underlying Funds before Short-Term Investments (Cost — $44,161,696)			44,758,753

	Rate
Short-Term Investments — 3.2%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $1,498,790)	0.065%	1,498,790	1,498,790
Total Investments — 100.3% (Cost — $45,660,486)			46,257,543
Liabilities in Excess of Other Assets — (0.3)%			(145,792)
Total Net Assets — 100.0%			$46,111,751

*	Non-income producing security.

(a)	Contrafund is a registered service mark of FMR LLC.

See Notes to Financial Statements.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	17

Schedules of investments (unaudited) (cont’d)

June 30, 2020

Legg Mason/QS Moderately Conservative Model Portfolio

Description		Shares	Value
Investments in Underlying Funds — 88.9%
American Funds Insurance Series — Growth Fund, Class 1A		5,218	$460,099
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I		64,116	447,527
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		16,892	453,876
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class I		48,690	447,463
Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class		17,604	454,013
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		217,178	3,337,825
MainStay VP CBRE Global Infrastructure Portfolio, Initial Class		88,768	559,428
MainStay VP Fidelity Institutional AM Utilities Portfolio, Initial Class		76,981	893,713
MainStay VP Indexed Bond Portfolio, Initial Class		171,004	1,933,100	*
MainStay VP MacKay Common Stock Portfolio, Initial Class		61,565	1,583,391
MainStay VP MacKay Government Portfolio, Initial Class		275,554	3,113,785
MainStay VP MacKay High Yield Corporate Bond Portfolio, Initial Class		46,582	444,764
MainStay VP MacKay S&P 500 Index Portfolio, Initial Class		42,821	2,559,313
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		15,805	451,937
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		308,367	3,339,615
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		27,899	555,193
Variable Insurance Products Fund II:
VIP Contrafund® Portfolio, Initial Class		10,973	443,202	(a)
VIP International Index Portfolio, Initial Class		99,173	889,578
Total Investments in Underlying Funds before Short-Term Investments (Cost — $22,306,462)			22,367,822

	Rate
Short-Term Investments — 2.7%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $683,849)	0.065%	683,849	683,849
Total Investments — 91.6% (Cost — $22,990,311)			23,051,671
Other Assets in Excess of Liabilities — 8.4%			2,127,636
Total Net Assets — 100.0%			$25,179,307

*	Non-income producing security.

(a)	Contrafund is a registered service mark of FMR LLC.

See Notes to Financial Statements.

18	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

Legg Mason/QS Conservative Model Portfolio

Description		Shares	Value
Investments in Underlying Funds — 98.6%
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I		59,907	$418,148
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		101,387	1,558,226
MainStay VP Indexed Bond Portfolio, Initial Class		83,604	945,094	*
MainStay VP MacKay Common Stock Portfolio, Initial Class		40,902	1,051,977
MainStay VP MacKay Government Portfolio, Initial Class		137,940	1,558,740
MainStay VP MacKay High Yield Corporate Bond Portfolio, Initial Class		119,480	1,140,796
MainStay VP MacKay S&P 500 Index Portfolio, Initial Class		19,173	1,145,908
PIMCO Variable Insurance Trust:
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		129,693	1,404,573
PIMCO Total Return Portfolio, Institutional Class		104,643	1,196,068
Total Investments in Underlying Funds before Short-Term Investments (Cost — $10,345,269)			10,419,530

	Rate
Short-Term Investments — 10.3%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $1,094,143)	0.065%	1,094,143	1,094,143
Total Investments — 108.9% (Cost — $11,439,412)			11,513,673
Liabilities in Excess of Other Assets — (8.9)%			(943,285)
Total Net Assets — 100.0%			$10,570,388

*	Non-income producing security.

See Notes to Financial Statements.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	19

Statements of assets and liabilities (unaudited)

June 30, 2020

	Legg Mason/ QS Aggressive Model Portfolio	Legg Mason/QS Moderately Aggressive Model Portfolio	Legg Mason/QS Moderate Model Portfolio

Assets:
Investments in Underlying Funds, at cost	$15,691,730	$51,396,238	$45,660,486
Investments in Underlying Funds, at value	15,972,888	52,348,835	46,257,543
Receivable for Portfolio shares sold	206,456	929,543	931,080
Deferred offering costs	28,029	28,029	28,029
Receivable from investment manager	10,409	7,252	7,496
Interest receivable	30	98	88
Distributions receivable from Underlying Funds	—	21,592	16,716
Total Assets	16,217,812	53,335,349	47,240,952

Liabilities:
Payable for investments in Underlying Funds	215,000	2,556,596	1,071,723
Payable for offering costs	26,940	26,940	26,940
Service and/or distribution fees payable	2,476	6,486	6,341
Payable for organization costs	1,567	1,567	1,567
Trustees’ fees payable	100	97	97
Accrued expenses	22,531	22,532	22,533
Total Liabilities	268,614	2,614,218	1,129,201
Total Net Assets	$15,949,198	$50,721,131	$46,111,751

Net Assets:
Par value (Note 6)	$15	$47	$44
Paid-in capital in excess of par value	15,622,350	49,758,320	45,412,466
Total distributable earnings (loss)	326,833	962,764	699,241
Total Net Assets	$15,949,198	$50,721,131	$46,111,751

Net Assets:
Class I	$473,077	$833,732	$109,088
Class II	$15,476,121	$49,887,399	$46,002,663

Shares Outstanding:
Class I	43,420	77,112	10,286
Class II	1,420,618	4,617,817	4,340,447

Net Asset Value:
Class I	$10.90	$10.81	$10.61
Class II	$10.89	$10.80	$10.60

See Notes to Financial Statements.

20	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

June 30, 2020

	Legg Mason/QS Moderately Conservative Model Portfolio	Legg Mason/QS Conservative Model Portfolio

Assets:
Investments in Underlying Funds, at cost	$22,990,311	$11,439,412
Investments in Underlying Funds, at value	23,051,671	11,513,673
Receivable for Portfolio shares sold	2,597,795	63,625
Deferred offering costs	28,029	28,029
Receivable from investment manager	9,723	11,348
Distributions receivable from Underlying Funds	6,509	3,408
Interest receivable	48	18
Total Assets	25,693,775	11,620,101

Liabilities:
Payable for investments in Underlying Funds	460,067	997,098
Payable for offering costs	26,940	26,940
Service and/or distribution fees payable	3,261	1,474
Payable for organization costs	1,567	1,567
Trustees’ fees payable	100	100
Accrued expenses	22,533	22,534
Total Liabilities	514,468	1,049,713
Total Net Assets	$25,179,307	$10,570,388

Net Assets:
Par value (Note 6)	$24	$10
Paid-in capital in excess of par value	25,027,414	10,442,480
Total distributable earnings (loss)	151,869	127,898
Total Net Assets	$25,179,307	$10,570,388

Net Assets:
Class I	$135,309	$183,396
Class II	$25,043,998	$10,386,992

Shares Outstanding:
Class I	12,839	17,663
Class II	2,377,401	1,001,322

Net Asset Value:
Class I	$10.54	$10.38
Class II	$10.53	$10.37

See Notes to Financial Statements.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	21

Statements of operations (unaudited)

For the Period Ended June 30, 2020†

	Legg Mason/QS Aggressive Model Portfolio	Legg Mason/QS Moderately Aggressive Model Portfolio	Legg Mason/QS Moderate Model Portfolio

Investment Income:
Income distributions from Underlying Funds	$4,889	$98,789	$164,515
Interest	60	175	163
Total Investment Income	4,949	98,964	164,678

Expenses:
Audit and tax fees	10,203	10,203	10,203
Offering costs (Note 1)	7,371	7,371	7,371
Fund accounting fees	6,577	6,577	6,577
Legal fees	4,163	4,163	4,163
Service and/or distribution fees (Notes 2 and 5)	3,128	8,181	8,024
Organization costs (Note 1)	3,000	3,000	3,000
Shareholder reports	1,928	1,928	1,928
Investment management fee (Note 2)	1,668	4,291	4,189
Trustees’ fees	510	510	510
Custody fees	287	287	287
Transfer agent fees (Note 5)	12	12	12
Miscellaneous expenses	419	419	419
Total Expenses	39,266	46,942	46,683
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(33,200)	(31,851)	(32,016)
Net Expenses	6,066	15,091	14,667
Net Investment Income (Loss)	(1,117)	83,873	150,011

Realized and Unrealized Gain (Loss) on Underlying Funds and Capital Gain Distributions from Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of Underlying Funds	(804)	(147,816)	(75,888)
Capital gain distributions from Underlying Funds	47,596	74,110	28,061
Net Realized Gain (Loss)	46,792	(73,706)	(47,827)
Change in Net Unrealized Appreciation (Depreciation) From Underlying Funds	281,158	952,597	597,057
Net Gain on Underlying Funds and Capital Gain Distributions from Underlying Funds	327,950	878,891	549,230
Increase in Net Assets From Operations	$326,833	$962,764	$699,241

†	For the period April 15, 2020 (inception date) to June 30, 2020.

See Notes to Financial Statements.

22	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

For the Period Ended June 30, 2020†

	Legg Mason/QS Moderately Conservative Model Portfolio	Legg Mason/QS Conservative Model Portfolio

Investment Income:
Income distributions from Underlying Funds	$133,481	$49,960
Interest	83	56
Total Investment Income	133,564	50,016

Expenses:
Audit and tax fees	10,203	10,203
Offering costs (Note 1)	7,371	7,371
Fund accounting fees	6,577	6,577
Legal fees	4,163	4,163
Service and/or distribution fees (Notes 2 and 5)	3,886	2,057
Organization costs (Note 1)	3,000	3,000
Investment management fee (Note 2)	2,042	1,095
Shareholder reports	1,928	1,928
Trustees’ fees	510	510
Custody fees	287	287
Transfer agent fees (Note 5)	12	12
Miscellaneous expenses	419	419
Total Expenses	40,398	37,622
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(32,920)	(33,641)
Net Expenses	7,478	3,981
Net Investment Income	126,086	46,035

Realized and Unrealized Gain (Loss) on Underlying Funds and Capital Gain Distributions from Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of Underlying Funds	(40,825)	(1,215)
Capital gain distributions from Underlying Funds	5,248	8,817
Net Realized Gain (Loss)	(35,577)	7,602
Change in Net Unrealized Appreciation (Depreciation) From Underlying Funds	61,360	74,261
Net Gain on Underlying Funds and Capital Gain Distributions from Underlying Funds	25,783	81,863
Increase in Net Assets From Operations	$151,869	$127,898

†	For the period April 15, 2020 (inception date) to June 30, 2020.

See Notes to Financial Statements.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	23

Statements of changes in net assets

Legg Mason/QS Aggressive Model Portfolio

For the Period Ended June 30, 2020 (unaudited)†	2020

Operations:
Net investment loss	$(1,117)
Net realized gain	46,792
Change in net unrealized appreciation (depreciation)	281,158
Increase in Net Assets From Operations	326,833

Portfolio Share Transactions (Note 6):
Net proceeds from sale of shares	16,196,318
Cost of shares repurchased	(573,953)
Increase in Net Assets From Portfolio Share Transactions	15,622,365
Increase in Net Assets	15,949,198

Net Assets:
Beginning of period	—
End of period	$15,949,198

†	For the period April 15, 2020 (inception date) to June 30, 2020.

See Notes to Financial Statements.

24	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

Legg Mason/QS Moderately Aggressive Model Portfolio

For the Period Ended June 30, 2020 (unaudited)†	2020

Operations:
Net investment income	$83,873
Net realized loss	(73,706)
Change in net unrealized appreciation (depreciation)	952,597
Increase in Net Assets From Operations	962,764

Portfolio Share Transactions (Note 6):
Net proceeds from sale of shares	50,273,402
Cost of shares repurchased	(515,035)
Increase in Net Assets From Portfolio Share Transactions	49,758,367
Increase in Net Assets	50,721,131

Net Assets:
Beginning of period	—
End of period	$50,721,131

†	For the period April 15, 2020 (inception date) to June 30, 2020.

See Notes to Financial Statements.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	25

Statements of changes in net assets (cont’d)

Legg Mason/QS Moderate Model Portfolio

For the Period Ended June 30, 2020 (unaudited)†	2020

Operations:
Net investment income	$150,011
Net realized loss	(47,827)
Change in net unrealized appreciation (depreciation)	597,057
Increase in Net Assets From Operations	699,241

Portfolio Share Transactions (Note 6):
Net proceeds from sale of shares	45,896,849
Cost of shares repurchased	(484,339)
Increase in Net Assets From Portfolio Share Transactions	45,412,510
Increase in Net Assets	46,111,751

Net Assets:
Beginning of period	—
End of period	$46,111,751

†	For the period April 15, 2020 (inception date) to June 30, 2020.

See Notes to Financial Statements.

26	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

Legg Mason/QS Moderately Conservative Model Portfolio

For the Period Ended June 30, 2020 (unaudited)†	2020

Operations:
Net investment income	$126,086
Net realized loss	(35,577)
Change in net unrealized appreciation (depreciation)	61,360
Increase in Net Assets From Operations	151,869

Portfolio Share Transactions (Note 6):
Net proceeds from sale of shares	26,440,532
Cost of shares repurchased	(1,413,094)
Increase in Net Assets From Portfolio Share Transactions	25,027,438
Increase in Net Assets	25,179,307

Net Assets:
Beginning of period	—
End of period	$25,179,307

†	For the period April 15, 2020 (inception date) to June 30, 2020.

See Notes to Financial Statements.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	27

Statements of changes in net assets (cont’d)

Legg Mason/QS Conservative Model Portfolio

For the Period Ended June 30, 2020 (unaudited)†	2020

Operations:
Net investment income	$46,035
Net realized gain	7,602
Change in net unrealized appreciation (depreciation)	74,261
Increase in Net Assets From Operations	127,898

Portfolio Share Transactions (Note 6):
Net proceeds from sale of shares	11,089,000
Cost of shares repurchased	(646,510)
Increase in Net Assets From Portfolio Share Transactions	10,442,490
Increase in Net Assets	10,570,388

Net Assets:
Beginning of period	—
End of period	$10,570,388

†	For the period April 15, 2020 (inception date) to June 30, 2020.

See Notes to Financial Statements.

28	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

Financial highlights

Legg Mason/QS Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2020[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.00 [3]
Net realized and unrealized gain	0.90
Total income from operations	0.90

Net asset value, end of period	$10.90
Total return[4]	9.00%

Net assets, end of period (000s)	$473

Ratios to average net assets:
Gross expenses[5,6]	5.62%
Net expenses[5,6,7,8]	0.23
Net investment income[5]	0.14

Portfolio turnover rate	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to June 30, 2020.

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for the period shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	29

Financial highlights (cont’d)

Legg Mason/QS Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2020[2]

Net asset value, beginning of period	$10.00

Income (loss) from operations:
Net investment loss	(0.00) [3]
Net realized and unrealized gain	0.89
Total income (loss) from operations	0.89

Net asset value, end of period	$10.89
Total return[4]	8.90%

Net assets, end of period (000s)	$15,476

Ratios to average net assets:
Gross expenses[5,6]	2.99%
Net expenses[5,6,7,8]	0.48
Net investment loss[5]	(0.09)

Portfolio turnover rate	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to June 30, 2020.

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for the period shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

See Notes to Financial Statements.

30	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

Legg Mason/QS Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2020[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.06
Net realized and unrealized gain	0.75
Total income from operations	0.81

Net asset value, end of period	$10.81
Total return[3]	8.10%

Net assets, end of period (000s)	$834

Ratios to average net assets:
Gross expenses[4,5]	4.70%
Net expenses[4,5,6,7]	0.21
Net investment income[4]	3.04

Portfolio turnover rate	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to June 30, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for the period shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	31

Financial highlights (cont’d)

Legg Mason/QS Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2020[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.05
Net realized and unrealized gain	0.75
Total income from operations	0.80

Net asset value, end of period	$10.80
Total return[3]	8.00%

Net assets, end of period (000s)	$49,887

Ratios to average net assets:
Gross expenses[4,5]	1.39%
Net expenses[4,5,6,7]	0.46
Net investment income[4]	2.54

Portfolio turnover rate	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to June 30, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for the period shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

See Notes to Financial Statements.

32	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

Legg Mason/QS Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2020[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.06
Net realized and unrealized gain	0.55
Total income from operations	0.61

Net asset value, end of period	$10.61
Total return[3]	6.10%

Net assets, end of period (000s)	$109

Ratios to average net assets:
Gross expenses[4,5]	9.45%
Net expenses[4,5,6,7]	0.21
Net investment income[4]	2.96

Portfolio turnover rate	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to June 30, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for the period shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	33

Financial highlights (cont’d)

Legg Mason/QS Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2020[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.10
Net realized and unrealized gain	0.50
Total income from operations	0.60

Net asset value, end of period	$10.60
Total return[3]	6.00%

Net assets, end of period (000s)	$46,003

Ratios to average net assets:
Gross expenses[4,5]	1.42%
Net expenses[4,5,6,7]	0.46
Net investment income[4]	4.66

Portfolio turnover rate	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to June 30, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for the period shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

See Notes to Financial Statements.

34	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

Legg Mason/QS Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2020[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.09
Net realized and unrealized gain	0.45
Total income from operations	0.54

Net asset value, end of period	$10.54
Total return[3]	5.40%

Net assets, end of period (000s)	$135

Ratios to average net assets:
Gross expenses[4,5]	8.73%
Net expenses[4,5,6,7]	0.23
Net investment income[4]	4.16

Portfolio turnover rate	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to June 30, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for the period shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	35

Financial highlights (cont’d)

Legg Mason/QS Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2020[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.17
Net realized and unrealized gain	0.36
Total income from operations	0.53

Net asset value, end of period	$10.53
Total return[3]	5.30%

Net assets, end of period (000s)	$25,044

Ratios to average net assets:
Gross expenses[4,5]	2.50%
Net expenses[4,5,6,7]	0.48
Net investment income[4]	8.07

Portfolio turnover rate	19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to June 30, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for the period shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

See Notes to Financial Statements.

36	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

Legg Mason/QS Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2020[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.18
Net realized and unrealized gain	0.20
Total income from operations	0.38

Net asset value, end of period	$10.38
Total return[3]	3.80%

Net assets, end of period (000s)	$183

Ratios to average net assets:
Gross expenses[4,5]	8.21%
Net expenses[4,5,6,7]	0.23
Net investment income[4]	8.25

Portfolio turnover rate	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to June 30, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for the period shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	37

Financial highlights (cont’d)

Legg Mason/QS Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2020[2]

Net asset value, beginning of period	$10.00

Income from operations:
Net investment income	0.11
Net realized and unrealized gain	0.26
Total income from operations	0.37

Net asset value, end of period	$10.37
Total return[3]	3.70%

Net assets, end of period (000s)	$10,387

Ratios to average net assets:
Gross expenses[4,5]	4.38%
Net expenses[4,5,6,7]	0.48
Net investment income[4]	5.40

Portfolio turnover rate	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 15, 2020 (inception date) to June 30, 2020.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for the period shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

See Notes to Financial Statements.

38	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason/QS Aggressive Model Portfolio (“Aggressive Model Portfolio”), Legg Mason/QS Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Legg Mason/QS Moderate Model Portfolio (“Moderate Model Portfolio”), Legg Mason/QS Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Legg Mason/QS Conservative Model Portfolio (“Conservative Model Portfolio”), (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Legg Mason, Inc. (“Legg Mason”) and funds managed by Legg Mason affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Aggressive Model Portfolio
ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$15,617,840	—	—	$15,617,840
Short-term investments†	355,048	—	—	355,048
Total investments	$15,972,888	—	—	$15,972,888

†	See Schedule of Investments for additional detailed categorizations.

Moderately Aggressive Model Portfolio
ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$49,322,684	—	—	$49,322,684
Short-term investments†	3,026,151	—	—	3,026,151
Total investments	$52,348,835	—	—	$52,348,835

†	See Schedule of Investments for additional detailed categorizations.

40	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Moderate Model Portfolio
ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$44,758,753	—	—	$44,758,753
Short-term investments†	1,498,790	—	—	1,498,790
Total investments	$46,257,543	—	—	$46,257,543

†	See Schedule of Investments for additional detailed categorizations.

Moderately Conservative Model Portfolio
ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$22,367,822	—	—	$22,367,822
Short-term investments†	683,849	—	—	683,849
Total investments	$23,051,671	—	—	$23,051,671

†	See Schedule of Investments for additional detailed categorizations.

Conservative Model Portfolio
ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$10,419,530	—	—	$10,419,530
Short-term investments†	1,094,143	—	—	1,094,143
Total investments	$11,513,673	—	—	$11,513,673

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.

(g) Organization costs. Organization costs associated with the establishment of the Portfolios are charged to expense as they are incurred.

(h) Offering costs. Costs incurred by the Portfolios in connection with the commencement of the Portfolios’ operations are being amortized on a straight line basis over twelve months.

(i) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager and QS Investors, LLC (“QS Investors”) is each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, LMPFA, QS Investors and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, each Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate that decreases as assets increase, as follows: 0.13% of assets up to and including $1 billion, 0.11% of assets over $1 billion and up to and including $1.5 billion, 0.09% of assets over $1.5 billion and up to and including $2 billion, 0.08% of assets over $2 billion and up to and including $3.5 billion, 0.07% of assets over $3.5 billion and up to and including $5 billion and 0.06% of assets over $5 billion. For purposes of determining the effective management fee rate, the net assets of each Portfolio will be aggregated.

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Investors a fee monthly, at an annual rate equal to 70% of the net management fee it receives from each Portfolio. For Western Asset’s services to the Portfolios, LMPFA pays Western Asset monthly 0.02% of the portion of each Portfolio’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Portfolios and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Aggressive Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio did not exceed 0.23% and 0.48%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Moderately Aggressive Model Portfolio and Moderate Model Portfolio did not exceed 0.21% and 0.46%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the period ended June 30, 2020, fees waived and/or expenses reimbursed were as follows:

Aggressive Model Portfolio	$33,200
Moderately Aggressive Model Portfolio	31,851
Moderate Model Portfolio	32,016
Moderately Conservative Model Portfolio	32,920
Conservative Model Portfolio	33,641

LMPFA is permitted to recapture amounts waived and/or expenses reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at

42	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolios’ sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Aggressive Model Portfolio	$15,787,485	$450,000
Moderately Aggressive Model Portfolio	52,492,903	3,975,000
Moderate Model Portfolio	46,792,583	2,555,000
Moderately Conservative Model Portfolio	24,217,287	1,870,000
Conservative Model Portfolio	10,566,484	220,000

At June 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$15,691,730	$319,447	$(38,289)	$281,158

	Moderately Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$51,396,238	$1,007,052	$(54,455)	$952,597

	Moderate Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$45,660,486	$711,053	$(113,996)	$597,057

	Moderately Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$22,990,311	$181,349	$(119,989)	$61,360

	Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$11,439,412	$107,270	$(33,009)	$74,261

4. Derivative instruments and hedging activities

During the period ended June 30, 2020, the Portfolios did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolios have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Aggressive Model Portfolio, Moderately Aggressive Model Portfolio, Moderate Model Portfolio, Moderately Conservative Model Portfolio

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	43

Notes to financial statements (cont’d)

and Conservative Model Portfolio pay service and/or distribution fees with respect to their Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the period ended June 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees†	Transfer Agent Fees†
Aggressive Model Portfolio
Class I	—	$6
Class II	$3,128	6
Total	$3,128	$12

†	For the period April 15, 2020 (inception date) to June 30, 2020.

	Service and/or Distribution Fees†	Transfer Agent Fees†
Moderately Aggressive Model Portfolio
Class I	—	$6
Class II	$8,181	6
Total	$8,181	$12

†	For the period April 15, 2020 (inception date) to June 30, 2020.

	Service and/or Distribution Fees†	Transfer Agent Fees†
Moderate Model Portfolio
Class I	—	$6
Class II	$8,024	6
Total	$8,024	$12

†	For the period April 15, 2020 (inception date) to June 30, 2020.

	Service and/or Distribution Fees†	Transfer Agent Fees†
Moderately Conservative Model Portfolio
Class I	—	$6
Class II	$3,886	6
Total	$3,886	$12

†	For the period April 15, 2020 (inception date) to June 30, 2020.

	Service and/or Distribution Fees†	Transfer Agent Fees†
Conservative Model Portfolio
Class I	—	$6
Class II	$2,057	6
Total	$2,057	$12

†	For the period April 15, 2020 (inception date) to June 30, 2020.

44	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

For the period ended June 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements†
Aggressive Model Portfolio
Class I	$1,749
Class II	31,451
Total	$33,200

†	For the period April 15, 2020 (inception date) to June 30, 2020.

Waivers/Expense Reimbursements†
Moderately Aggressive Model Portfolio
Class I	$1,268
Class II	30,583
Total	$31,851

†	For the period April 15, 2020 (inception date) to June 30, 2020.

Waivers/Expense Reimbursements†
Moderate Model Portfolio
Class I	$1,193
Class II	30,823
Total	$32,016

†	For the period April 15, 2020 (inception date) to June 30, 2020.

Waivers/Expense Reimbursements†
Moderately Conservative Model Portfolio
Class I	$1,426
Class II	31,494
Total	$32,920

†	For the period April 15, 2020 (inception date) to June 30, 2020.

Waivers/Expense Reimbursements†
Conservative Model Portfolio
Class I	$1,527
Class II	32,114
Total	$33,641

†	For the period April 15, 2020 (inception date) to June 30, 2020.

6. Shares of beneficial interest

At June 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	45

Notes to financial statements (cont’d)

Transactions in shares of each class were as follows:

	Period Ended June 30, 2020†
	Shares	Amount
Aggressive Model Portfolio
Class I
Shares sold	43,889	$468,715
Shares repurchased	(469)	(5,124)
Net increase	43,420	$463,591

Class II
Shares sold	1,471,778	$15,727,603
Shares repurchased	(51,160)	(568,829)
Net increase	1,420,618	$15,158,774

†	For the period April 15, 2020 (inception date) to June 30, 2020.

	Period Ended June 30, 2020†
	Shares	Amount
Moderately Aggressive Model Portfolio
Class I
Shares sold	77,225	$824,228
Shares repurchased	(113)	(1,175)
Net increase	77,112	$823,053

Class II
Shares sold	4,664,590	$49,449,174
Shares repurchased	(46,773)	(513,860)
Net increase	4,617,817	$48,935,314

†	For the period April 15, 2020 (inception date) to June 30, 2020.

	Period Ended June 30, 2020†
	Shares	Amount
Moderate Model Portfolio
Class I
Shares sold	10,299	$105,764
Shares repurchased	(13)	(139)
Net increase	10,286	$105,625

Class II
Shares sold	4,385,447	$45,791,085
Shares repurchased	(45,000)	(484,200)
Net increase	4,340,447	$45,306,885

†	For the period April 15, 2020 (inception date) to June 30, 2020.

	Period Ended June 30, 2020†
	Shares	Amount
Moderately Conservative Model Portfolio
Class I
Shares sold	12,850	$131,274
Shares repurchased	(11)	(115)
Net increase	12,839	$131,159

46	Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report

	Period Ended June 30, 2020†
	Shares	Amount
Moderately Conservative Model Portfolio (cont’d)
Class II
Shares sold	2,510,865	$26,309,258
Shares repurchased	(133,464)	(1,412,979)
Net increase	2,377,401	$24,896,279

†	For the period April 15, 2020 (inception date) to June 30, 2020.

	Period Ended June 30, 2020†
	Shares	Amount
Conservative Model Portfolio
Class I
Shares sold	27,935	$288,443
Shares repurchased	(10,272)	(106,722)
Net increase	17,663	$181,721

Class II
Shares sold	1,053,268	$10,800,557
Shares repurchased	(51,946)	(539,788)
Net increase	1,001,322	$10,260,769

†	For the period April 15, 2020 (inception date) to June 30, 2020.

7. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolios’ investments, impair the Portfolios’ ability to satisfy redemption requests, and negatively impact the Portfolios’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	47

Board approval of management and subadvisory agreements (unaudited)

Legg Mason Partners Variable Equity Trust

— Legg Mason/QS Aggressive Model Portfolio

At a meeting of the Trust’s Board of Trustees held on February 5, 2020, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Trust, considered for Legg Mason/QS Aggressive Model Portfolio (the “Fund”) the initial approval of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors ”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS Investors, the “Subadvisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Initial Agreements.”) The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Subadvisers. The Independent Trustees requested and received information from the Manager and the Subadvisers they deemed reasonably necessary for their review of the Initial Agreements and the services to be provided by the Manager and the Subadvisers. Included was information about the Manager, the Subadvisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. In voting to approve the Initial Agreements, the Independent Trustees considered whether the approval of the Initial Agreements would be in the best interests of the Fund and its prospective shareholders, an evaluation based on several factors including those discussed below.

At a meeting of the Trust’s Board of Trustees held on April 7, 2020, the Board, including a majority of the Independent Trustees, approved new management and investment advisory agreements for the Fund to take effect upon the sale of Legg Mason, Inc. to Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton.1 The agreements were a new management agreement pursuant to which the Manager provides the Fund with investment advisory and administrative services, a new sub-advisory agreement pursuant to which QS Investors provides day-to-day management of the Fund’s portfolio, and a new sub-advisory agreement pursuant to which Western Asset provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The new management agreement and new sub-advisory agreements are collectively referred to as the “New Agreements.”) The New Agreements are identical to the Initial Agreements, except for the dates of execution, effectiveness and termination.

The sale of Legg Mason, Inc. to Franklin Resources, Inc. (referred to herein as the “Transaction”) was consummated on July 31, 2020. The Manager and the Subadvisers, each a wholly-owned subsidiary of Legg Mason, Inc., became subsidiaries of Franklin Templeton. The sale resulted in what is commonly called a “change of control” of Legg Mason and caused the Initial Agreements to terminate in accordance with applicable law. On April 7, 2020, the Fund’s sole shareholder approved the New Agreements.

At a telephonic meeting of the Trust’s Board of Trustees held on March 9, 2020, the Trustees discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

At the March and April meetings, the Independent Trustees considered, among other things, the anticipated impact of the Transaction on the Fund and its prospective shareholders. To assist the Independent Trustees in their consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, Legg Mason provided materials and information about Legg Mason, including expense comparison data with respect to the Fund and performance and profitability information with respect to the Legg Mason fund complex as a whole, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction. The Independent Trustees were assisted in their review by Fund counsel

[1]

The meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	48

and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of Franklin Templeton, Legg Mason, the Manager and the Subadvisers. The Independent Trustees requested and received information from Legg Mason and Franklin Templeton they deemed reasonably necessary for their review of the New Agreements. Included was information about the Transaction, distribution arrangements, Franklin Templeton’s business plan and other anticipated impacts of the Transaction on the Fund and its prospective shareholders. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board. Following their review of this information, the Independent Trustees requested additional information from Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to these requests, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in portions of the meetings and addressed various questions raised by the Independent Trustees.

In voting to approve the New Agreements, the Independent Trustees considered whether the approval of the New Agreements would be in the best interests of the Fund and its prospective shareholders. The Trustees’ evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the approval of the Initial Agreements at the in-person meeting held in February 2020.

Among other things, the Trustees considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager and Subadvisers, including compliance and other non-advisory services, and represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)	that Franklin Templeton and Legg Mason informed the Board regarding initial transition plans and that they are instituting long-term retention arrangements for key personnel;

(v)	that Franklin Templeton informed the Board that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution;

(vi)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vii)

that Franklin Templeton informed the Board that it has no present intention to alter currently effective expense waivers and reimbursement arrangements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(viii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of Fund as a result of the Transaction;

(ix)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(x)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expenses by spreading expenses over a larger asset base;

(xi)

that Franklin Templeton and Legg Mason will each derive direct and ancillary benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xii)	the fact that the Fund’s contractual management fee rate will remain the same and will not increase by virtue of the New Agreements;

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	49

Board approval of management and subadvisory agreements (unaudited) (cont’d)

(xiii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Initial Agreement except for their respective dates of execution, effectiveness and termination;

(xiv)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xv)

that at the February 2020 meeting, the Board conducted a full review of the investment advisory and distribution arrangements for the Fund and approved the Initial Agreements in accordance with the provisions of the Investment Company Act of 1940, as amended. Without any one factor being dispositive, in approving the Initial Agreements, the Board determined, in the exercise of the Trustees’ business judgment, that: (a) overall, the Board was satisfied with the nature, extent and quality of services expected to be provided under the respective Initial Agreement by the Manager and Subadvisers and their affiliates; (b) because the Manager and the Subadvisers were newly-appointed, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Initial Agreements during the meeting, but the Trustees noted the reputation and experience of the Manager and the Subadvisers, as well as the respective portfolio managers’ experience; (c) the Fund’s management fees and cost structure are reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Initial Agreements; (d) because the Manager and the Subadvisers were newly-appointed, the Trustees could not consider the profitability of the Manager and its affiliates in providing services to the Fund as a factor in evaluating the Initial Agreements during the meeting; (e) the Fund had asset level break points in the management fee structure and that shareholders of the Fund would benefit to the extent the Fund’s assets increased, and that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources; and (f) the ancillary benefits that the Manager and Subadvisers and their affiliates expected to receive were considered reasonable;

(xvi)	that the Initial Agreements were considered and approved in February 2020; and

(xvii)

that under the definitive agreement between Legg Mason and Franklin Templeton (the “Transaction Agreement”), Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the Investment Company Act of 1940, as amended, and that, in furtherance of the foregoing, Franklin Templeton agreed to use reasonable best efforts to conduct its business so that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any investment adviser for the Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the Investment Company Act of 1940, as amended, including any interpretations or no-action letters of the Securities and Exchange Commission) on any Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

In connection with the approval of each Initial Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The discussion below covers both the advisory and the administrative functions rendered by the Manager for the Fund, both of which functions are encompassed by the New Management Agreement for the Fund, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-advisory Agreements for the Fund. The Independent Trustees considered the New Management Agreement and the New Sub-advisory Agreements separately in the course of their review. In doing so, they considered the respective roles and compensation of the Manager and the Subadvisers in providing services to the Fund.

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the New Agreements for the Fund. The Independent Trustees discussed the Transaction and the

Legg Mason/QS Model Portfolio Funds 2020 Semi-Annual Report	50

proposed approval of the New Agreements for the Fund on multiple occasions with their independent legal counsel in private sessions at which no representatives of Franklin Templeton, Legg Mason, or the Manager or Subadvisers for the Fund were present.

Nature, extent and quality of the services to be provided to the fund under the initial management agreement, the new management agreement and the initial sub-advisory agreements and the new sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Subadvisers under the Initial Agreements. In evaluating the nature, extent and quality of the services expected to be provided to the Fund by the Manager and the Subadvisers under the New Management Agreement and New Sub-advisory Agreements, respectively, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Manager and the Subadvisers, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided to the Fund and its shareholders by the Manager and the Subadvisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board considered information Franklin Templeton and Legg Mason provided regarding initial transition plans and the institution of long-term retention arrangements for key personnel. The Board considered that Franklin Templeton informed the Boards that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries, its business and operating structure, scale of operation, distribution capabilities, and leadership, as well as the combined financial resources of Legg Mason, Inc. and Franklin Templeton and the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board’s evaluation of the services to be provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and such funds’ compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the risk management processes of the Manager and Subadvisers.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund (including policies and practices regarding soft dollars and brokerage allocation), and Franklin Templeton’s representations that the brokerage practices and standards applied by the Manager and Subadvisers in seeking best execution will continue.

Fund performance

Because the Fund had not commenced operations and the Manager and the Subadvisers were newly-appointed, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Initial Agreements or the New Agreements. The Trustees discussed with representatives of the Manager the investment strategy and process to be employed by the Manager and the Subadvisers in the management of the Fund’s assets. The Trustees noted the reputation and experience of the Manager and the Subadvisers, as well as the respective portfolio managers’ experience. The Board determined that these factors also supported a decision to approve the Initial Agreements and the New Agreements.

Legg Mason/QS Model Portfolio Funds	51

Board approval of management and subadvisory agreements (unaudited) (cont’d)

*  *  *  *  *  *

Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services to be provided by the Manager and the Subadvisers and that the Transaction was not expected to have an adverse effect on the ability of the Manager and the Subadvisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services, including portfolio management, expected to be provided under the New Agreements for the Fund were sufficient and supported a decision to approve each New Agreement.

Management fees and expense ratios

The Board considered that it had reviewed the Fund’s management fee and estimated total expense ratio in connection with the approval of the Initial Agreements at the meeting held in February 2020. The Board noted that the New Agreements do not change the Fund’s management fee rate or the computation method for calculating such fee, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board reviewed and considered the contractual management fee rate (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Subadvisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Subadvisers. The Board also considered the management fee, the fees of each Subadviser and the portion of the management fee to be retained by the Manager after payment of the subadvisory fees, in each case in light of the services expected to be rendered for those amounts.

The Board also reviewed information regarding the scope of services to be provided to the Fund by the Manager and its affiliates, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to the Fund by other fund service providers, including the Subadvisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall estimated expense ratio with those of a group of comparable funds underlying variable insurance products, which showed that the Fund’s Contractual Management Fee and estimated expense ratio were competitive with the management fees payable by and total expense ratios of such other funds. The Board noted that the Manager had contractually agreed to waive fees and/or reimburse the Fund’s expenses if such expenses exceed certain amounts and that such arrangement would continue until December 31, 2021.

In evaluating the costs of the services to be provided by the Manager and the Subadvisers under the New Agreements, the Trustees considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction would not increase the total fees payable by the Fund for management services.

Manager profitability and economies of scale

Because the Manager and the Subadvisers were newly-appointed, the Trustees could not consider the profitability of the Manager and its affiliates in providing services to the Fund as a factor in evaluating the Initial Agreements or the New Agreements.

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee and for sharing economies of scale with shareholders as the Fund’s assets grow. The Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale or efficiencies as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board also noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources (e.g., enhanced cyber security oversight, enhanced risk management oversight, etc.).

52	Legg Mason/QS Model Portfolio Funds

The Trustees noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds in the Legg Mason fund complex resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the profitability of the Manager and its affiliates in providing services to the Fund, nor to quantify any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

*  *  *  *  *  *

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Initial Agreements and the New Agreements after the Transaction.

Other benefits to the manager

The Board considered other benefits expected to be received by the Manager and its affiliates, including the Subadvisers, as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the expected costs of providing investment management and other services to the Fund and the commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates receive were reasonable. In evaluating the fall-out benefits to be received by the Manager and the Subadvisers under the New Agreements, the Trustees considered whether the Transaction would have an impact on the fall-out benefits expect to be received by virtue of the Initial Agreements.

The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. Such ancillary benefits were considered reasonable.

*  *  *  *  *  *

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, the Trustees, including the Independent Trustees, concluded that the Initial Agreements and the New Agreements for the Fund, including the fees payable thereunder, were fair and reasonable and that entering into the Initial Agreements and the New Agreements for the Fund was in the best interests of the Fund’s shareholders, and they voted to approve the Initial Agreements and the New Agreements.

Legg Mason/QS Model Portfolio Funds	53

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Legg Mason Partners Variable Equity Trust

— Legg Mason/QS Moderately Aggressive Model Portfolio

At a meeting of the Trust’s Board of Trustees held on February 5, 2020, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Trust, considered for Legg Mason/QS Moderately Aggressive Model Portfolio (the “Fund”) the initial approval of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors ”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS Investors, the “Subadvisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Initial Agreements.”) The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Subadvisers. The Independent Trustees requested and received information from the Manager and the Subadvisers they deemed reasonably necessary for their review of the Initial Agreements and the services to be provided by the Manager and the Subadvisers. Included was information about the Manager, the Subadvisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. In voting to approve the Initial Agreements, the Independent Trustees considered whether the approval of the Initial Agreements would be in the best interests of the Fund and its prospective shareholders, an evaluation based on several factors including those discussed below.

At a meeting of the Trust’s Board of Trustees held on April 7, 2020, the Board, including a majority of the Independent Trustees, approved new management and investment advisory agreements for the Fund to take effect upon the sale of Legg Mason, Inc. to Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton.1 The agreements were a new management agreement pursuant to which the Manager provides the Fund with investment advisory and administrative services, a new sub-advisory agreement pursuant to which QS Investors provides day-to-day management of the Fund’s portfolio, and a new sub-advisory agreement pursuant to which Western Asset provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The new management agreement and new sub-advisory agreements are collectively referred to as the “New Agreements.”) The New Agreements are identical to the Initial Agreements, except for the dates of execution, effectiveness and termination.

The sale of Legg Mason, Inc. to Franklin Resources, Inc. (referred to herein as the “Transaction”) was consummated on July 31, 2020. The Manager and the Subadvisers, each a wholly-owned subsidiary of Legg Mason, Inc., became subsidiaries of Franklin Templeton. The sale resulted in what is commonly called a “change of control” of Legg Mason and caused the Initial Agreements to terminate in accordance with applicable law. On April 7, 2020, the Fund’s sole shareholder approved the New Agreements.

At a telephonic meeting of the Trust’s Board of Trustees held on March 9, 2020, the Trustees discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

At the March and April meetings, the Independent Trustees considered, among other things, the anticipated impact of the Transaction on the Fund and its prospective shareholders. To assist the Independent Trustees in their consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, Legg Mason provided materials and information about Legg Mason, including expense comparison data with respect to the Fund and performance and profitability information with respect to the Legg Mason fund complex as a whole, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction. The Independent Trustees were assisted in their review by Fund counsel

[1]

The meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

54	Legg Mason/QS Model Portfolio Funds

and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of Franklin Templeton, Legg Mason, the Manager and the Subadvisers. The Independent Trustees requested and received information from Legg Mason and Franklin Templeton they deemed reasonably necessary for their review of the New Agreements. Included was information about the Transaction, distribution arrangements, Franklin Templeton’s business plan and other anticipated impacts of the Transaction on the Fund and its prospective shareholders. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board. Following their review of this information, the Independent Trustees requested additional information from Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to these requests, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in portions of the meetings and addressed various questions raised by the Independent Trustees.

In voting to approve the New Agreements, the Independent Trustees considered whether the approval of the New Agreements would be in the best interests of the Fund and its prospective shareholders. The Trustees’ evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the approval of the Initial Agreements at the in-person meeting held in February 2020.

Among other things, the Trustees considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager and Subadvisers, including compliance and other non-advisory services, and represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)	that Franklin Templeton and Legg Mason informed the Board regarding initial transition plans and that they are instituting long-term retention arrangements for key personnel;

(v)	that Franklin Templeton informed the Board that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution;

(vi)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vii)

that Franklin Templeton informed the Board that it has no present intention to alter currently effective expense waivers and reimbursement arrangements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(viii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of Fund as a result of the Transaction;

(ix)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(x)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expenses by spreading expenses over a larger asset base;

(xi)

that Franklin Templeton and Legg Mason will each derive direct and ancillary benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xii)	the fact that the Fund’s contractual management fee rate will remain the same and will not increase by virtue of the New Agreements;

Legg Mason/QS Model Portfolio Funds	55

Board approval of management and subadvisory agreements (unaudited) (cont’d)

(xiii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Initial Agreement except for their respective dates of execution, effectiveness and termination;

(xiv)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xv)

that at the February 2020 meeting, the Board conducted a full review of the investment advisory and distribution arrangements for the Fund and approved the Initial Agreements in accordance with the provisions of the Investment Company Act of 1940, as amended. Without any one factor being dispositive, in approving the Initial Agreements, the Board determined, in the exercise of the Trustees’ business judgment, that: (a) overall, the Board was satisfied with the nature, extent and quality of services expected to be provided under the respective Initial Agreement by the Manager and Subadvisers and their affiliates; (b) because the Manager and the Subadvisers were newly-appointed, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Initial Agreements during the meeting, but the Trustees noted the reputation and experience of the Manager and the Subadvisers, as well as the respective portfolio managers’ experience; (c) the Fund’s management fees and cost structure are reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Initial Agreements; (d) because the Manager and the Subadvisers were newly-appointed, the Trustees could not consider the profitability of the Manager and its affiliates in providing services to the Fund as a factor in evaluating the Initial Agreements during the meeting; (e) the Fund had asset level break points in the management fee structure and that shareholders of the Fund would benefit to the extent the Fund’s assets increased, and that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources; and (f) the ancillary benefits that the Manager and Subadvisers and their affiliates expected to receive were considered reasonable;

(xvi)	that the Initial Agreements were considered and approved in February 2020; and

(xvii)

that under the definitive agreement between Legg Mason and Franklin Templeton (the “Transaction Agreement”), Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the Investment Company Act of 1940, as amended, and that, in furtherance of the foregoing, Franklin Templeton agreed to use reasonable best efforts to conduct its business so that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any investment adviser for the Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the Investment Company Act of 1940, as amended, including any interpretations or no-action letters of the Securities and Exchange Commission) on any Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

In connection with the approval of each Initial Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The discussion below covers both the advisory and the administrative functions rendered by the Manager for the Fund, both of which functions are encompassed by the New Management Agreement for the Fund, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-advisory Agreements for the Fund. The Independent Trustees considered the New Management Agreement and the New Sub-advisory Agreements separately in the course of their review. In doing so, they considered the respective roles and compensation of the Manager and the Subadvisers in providing services to the Fund.

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the New Agreements for the Fund. The Independent Trustees discussed the Transaction and the

56	Legg Mason/QS Model Portfolio Funds

proposed approval of the New Agreements for the Fund on multiple occasions with their independent legal counsel in private sessions at which no representatives of Franklin Templeton, Legg Mason, or the Manager or Subadvisers for the Fund were present.

Nature, extent and quality of the services to be provided to the fund under the initial management agreement, the new management agreement and the initial sub-advisory agreements and the new sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Subadvisers under the Initial Agreements. In evaluating the nature, extent and quality of the services expected to be provided to the Fund by the Manager and the Subadvisers under the New Management Agreement and New Sub-advisory Agreements, respectively, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Manager and the Subadvisers, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided to the Fund and its shareholders by the Manager and the Subadvisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board considered information Franklin Templeton and Legg Mason provided regarding initial transition plans and the institution of long-term retention arrangements for key personnel. The Board considered that Franklin Templeton informed the Boards that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries, its business and operating structure, scale of operation, distribution capabilities, and leadership, as well as the combined financial resources of Legg Mason, Inc. and Franklin Templeton and the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board’s evaluation of the services to be provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and such funds’ compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the risk management processes of the Manager and Subadvisers.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund (including policies and practices regarding soft dollars and brokerage allocation), and Franklin Templeton’s representations that the brokerage practices and standards applied by the Manager and Subadvisers in seeking best execution will continue.

Fund performance

Because the Fund had not commenced operations and the Manager and the Subadvisers were newly-appointed, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Initial Agreements or the New Agreements. The Trustees discussed with representatives of the Manager the investment strategy and process to be employed by the Manager and the Subadvisers in the management of the Fund’s assets. The Trustees noted the reputation and experience of the Manager and the Subadvisers, as well as the respective portfolio managers’ experience. The Board determined that these factors also supported a decision to approve the Initial Agreements and the New Agreements.

Legg Mason/QS Model Portfolio Funds	57

Board approval of management and subadvisory agreements (unaudited) (cont’d)

*  *  *  *  *  *

Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services to be provided by the Manager and the Subadvisers and that the Transaction was not expected to have an adverse effect on the ability of the Manager and the Subadvisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services, including portfolio management, expected to be provided under the New Agreements for the Fund were sufficient and supported a decision to approve each New Agreement.

Management fees and expense ratios

The Board considered that it had reviewed the Fund’s management fee and estimated total expense ratio in connection with the approval of the Initial Agreements at the meeting held in February 2020. The Board noted that the New Agreements do not change the Fund’s management fee rate or the computation method for calculating such fee, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board reviewed and considered the contractual management fee rate (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Subadvisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Subadvisers. The Board also considered the management fee, the fees of each Subadviser and the portion of the management fee to be retained by the Manager after payment of the subadvisory fees, in each case in light of the services expected to be rendered for those amounts.

The Board also reviewed information regarding the scope of services to be provided to the Fund by the Manager and its affiliates, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to the Fund by other fund service providers, including the Subadvisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall estimated expense ratio with those of a group of comparable funds underlying variable insurance products, which showed that the Fund’s Contractual Management Fee and estimated expense ratio were competitive with the management fees payable by and total expense ratios of such other funds. The Board noted that the Manager had contractually agreed to waive fees and/or reimburse the Fund’s expenses if such expenses exceed certain amounts and that such arrangement would continue until December 31, 2021.

In evaluating the costs of the services to be provided by the Manager and the Subadvisers under the New Agreements, the Trustees considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction would not increase the total fees payable by the Fund for management services.

Manager profitability and economies of scale

Because the Manager and the Subadvisers were newly-appointed, the Trustees could not consider the profitability of the Manager and its affiliates in providing services to the Fund as a factor in evaluating the Initial Agreements or the New Agreements.

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee and for sharing economies of scale with shareholders as the Fund’s assets grow. The Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale or efficiencies as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board also noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources (e.g., enhanced cyber security oversight, enhanced risk management oversight, etc.).

58	Legg Mason/QS Model Portfolio Funds

The Trustees noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds in the Legg Mason fund complex resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the profitability of the Manager and its affiliates in providing services to the Fund, nor to quantify any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

*  *  *  *  *  *

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Initial Agreements and the New Agreements after the Transaction.

Other benefits to the manager

The Board considered other benefits expected to be received by the Manager and its affiliates, including the Subadvisers, as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the expected costs of providing investment management and other services to the Fund and the commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates receive were reasonable. In evaluating the fall-out benefits to be received by the Manager and the Subadvisers under the New Agreements, the Trustees considered whether the Transaction would have an impact on the fall-out benefits expect to be received by virtue of the Initial Agreements.

The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. Such ancillary benefits were considered reasonable.

*  *  *  *  *  *

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, the Trustees, including the Independent Trustees, concluded that the Initial Agreements and the New Agreements for the Fund, including the fees payable thereunder, were fair and reasonable and that entering into the Initial Agreements and the New Agreements for the Fund was in the best interests of the Fund’s shareholders, and they voted to approve the Initial Agreements and the New Agreements.

Legg Mason/QS Model Portfolio Funds	59

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Legg Mason Partners Variable Equity Trust

— Legg Mason/QS Moderate Model Portfolio

At a meeting of the Trust’s Board of Trustees held on February 5, 2020, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Trust, considered for Legg Mason/QS Moderate Model Portfolio (the “Fund”) the initial approval of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors ”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS Investors, the “Subadvisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Initial Agreements.”) The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Subadvisers. The Independent Trustees requested and received information from the Manager and the Subadvisers they deemed reasonably necessary for their review of the Initial Agreements and the services to be provided by the Manager and the Subadvisers. Included was information about the Manager, the Subadvisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. In voting to approve the Initial Agreements, the Independent Trustees considered whether the approval of the Initial Agreements would be in the best interests of the Fund and its prospective shareholders, an evaluation based on several factors including those discussed below.

At a meeting of the Trust’s Board of Trustees held on April 7, 2020, the Board, including a majority of the Independent Trustees, approved new management and investment advisory agreements for the Fund to take effect upon the sale of Legg Mason, Inc. to Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton.1 The agreements were a new management agreement pursuant to which the Manager provides the Fund with investment advisory and administrative services, a new sub-advisory agreement pursuant to which QS Investors provides day-to-day management of the Fund’s portfolio, and a new sub-advisory agreement pursuant to which Western Asset provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The new management agreement and new sub-advisory agreements are collectively referred to as the “New Agreements.”) The New Agreements are identical to the Initial Agreements, except for the dates of execution, effectiveness and termination.

The sale of Legg Mason, Inc. to Franklin Resources, Inc. (referred to herein as the “Transaction”) was consummated on July 31, 2020. The Manager and the Subadvisers, each a wholly-owned subsidiary of Legg Mason, Inc., became subsidiaries of Franklin Templeton. The sale resulted in what is commonly called a “change of control” of Legg Mason and caused the Initial Agreements to terminate in accordance with applicable law. The Fund’s sole shareholder has approved the New Agreements. On April 7, 2020, the Fund’s sole shareholder approved the New Agreements.

At a telephonic meeting of the Trust’s Board of Trustees held on March 9, 2020, the Trustees discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

At the March and April meetings, the Independent Trustees considered, among other things, the anticipated impact of the Transaction on the Fund and its prospective shareholders. To assist the Independent Trustees in their consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, Legg Mason provided materials and information about Legg Mason, including expense comparison data with respect to the Fund and performance and profitability information with respect to the Legg Mason fund complex as a whole, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction. The Independent Trustees were assisted in their review by Fund counsel

[1]

The meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

60	Legg Mason/QS Model Portfolio Funds

and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of Franklin Templeton, Legg Mason, the Manager and the Subadvisers. The Independent Trustees requested and received information from Legg Mason and Franklin Templeton they deemed reasonably necessary for their review of the New Agreements. Included was information about the Transaction, distribution arrangements, Franklin Templeton’s business plan and other anticipated impacts of the Transaction on the Fund and its prospective shareholders. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board. Following their review of this information, the Independent Trustees requested additional information from Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to these requests, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in portions of the meetings and addressed various questions raised by the Independent Trustees.

In voting to approve the New Agreements, the Independent Trustees considered whether the approval of the New Agreements would be in the best interests of the Fund and its prospective shareholders. The Trustees’ evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the approval of the Initial Agreements at the in-person meeting held in February 2020.

Among other things, the Trustees considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager and Subadvisers, including compliance and other non-advisory services, and represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)	that Franklin Templeton and Legg Mason informed the Board regarding initial transition plans and that they are instituting long-term retention arrangements for key personnel;

(v)	that Franklin Templeton informed the Board that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution;

(vi)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vii)

that Franklin Templeton informed the Board that it has no present intention to alter currently effective expense waivers and reimbursement arrangements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(viii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of Fund as a result of the Transaction;

(ix)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(x)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expenses by spreading expenses over a larger asset base;

(xi)

that Franklin Templeton and Legg Mason will each derive direct and ancillary benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xii)	the fact that the Fund’s contractual management fee rate will remain the same and will not increase by virtue of the New Agreements;

Legg Mason/QS Model Portfolio Funds	61

Board approval of management and subadvisory agreements (unaudited) (cont’d)

(xiii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Initial Agreement except for their respective dates of execution, effectiveness and termination;

(xiv)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xv)

that at the February 2020 meeting, the Board conducted a full review of the investment advisory and distribution arrangements for the Fund and approved the Initial Agreements in accordance with the provisions of the Investment Company Act of 1940, as amended. Without any one factor being dispositive, in approving the Initial Agreements, the Board determined, in the exercise of the Trustees’ business judgment, that: (a) overall, the Board was satisfied with the nature, extent and quality of services expected to be provided under the respective Initial Agreement by the Manager and Subadvisers and their affiliates; (b) because the Manager and the Subadvisers were newly-appointed, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Initial Agreements during the meeting, but the Trustees noted the reputation and experience of the Manager and the Subadvisers, as well as the respective portfolio managers’ experience; (c) the Fund’s management fees and cost structure are reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Initial Agreements; (d) because the Manager and the Subadvisers were newly-appointed, the Trustees could not consider the profitability of the Manager and its affiliates in providing services to the Fund as a factor in evaluating the Initial Agreements during the meeting; (e) the Fund had asset level break points in the management fee structure and that shareholders of the Fund would benefit to the extent the Fund’s assets increased, and that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources; and (f) the ancillary benefits that the Manager and Subadvisers and their affiliates expected to receive were considered reasonable;

(xvi)	that the Initial Agreements were considered and approved in February 2020; and

(xvii)

that under the definitive agreement between Legg Mason and Franklin Templeton (the “Transaction Agreement”), Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the Investment Company Act of 1940, as amended, and that, in furtherance of the foregoing, Franklin Templeton agreed to use reasonable best efforts to conduct its business so that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any investment adviser for the Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the Investment Company Act of 1940, as amended, including any interpretations or no-action letters of the Securities and Exchange Commission) on any Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

In connection with the approval of each Initial Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The discussion below covers both the advisory and the administrative functions rendered by the Manager for the Fund, both of which functions are encompassed by the New Management Agreement for the Fund, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-advisory Agreements for the Fund. The Independent Trustees considered the New Management Agreement and the New Sub-advisory Agreements separately in the course of their review. In doing so, they considered the respective roles and compensation of the Manager and the Subadvisers in providing services to the Fund.

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the New Agreements for the Fund. The Independent Trustees discussed the Transaction and the

62	Legg Mason/QS Model Portfolio Funds

proposed approval of the New Agreements for the Fund on multiple occasions with their independent legal counsel in private sessions at which no representatives of Franklin Templeton, Legg Mason, or the Manager or Subadvisers for the Fund were present.

Nature, extent and quality of the services to be provided to the fund under the initial management agreement, the new management agreement and the initial sub-advisory agreements and the new sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Subadvisers under the Initial Agreements. In evaluating the nature, extent and quality of the services expected to be provided to the Fund by the Manager and the Subadvisers under the New Management Agreement and New Sub-advisory Agreements, respectively, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Manager and the Subadvisers, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided to the Fund and its shareholders by the Manager and the Subadvisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board considered information Franklin Templeton and Legg Mason provided regarding initial transition plans and the institution of long-term retention arrangements for key personnel. The Board considered that Franklin Templeton informed the Boards that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries, its business and operating structure, scale of operation, distribution capabilities, and leadership, as well as the combined financial resources of Legg Mason, Inc. and Franklin Templeton and the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board’s evaluation of the services to be provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and such funds’ compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the risk management processes of the Manager and Subadvisers.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund (including policies and practices regarding soft dollars and brokerage allocation), and Franklin Templeton’s representations that the brokerage practices and standards applied by the Manager and Subadvisers in seeking best execution will continue.

Fund performance

Because the Fund had not commenced operations and the Manager and the Subadvisers were newly-appointed, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Initial Agreements or the New Agreements. The Trustees discussed with representatives of the Manager the investment strategy and process to be employed by the Manager and the Subadvisers in the management of the Fund’s assets. The Trustees noted the reputation and experience of the Manager and the Subadvisers, as well as the respective portfolio managers’ experience. The Board determined that these factors also supported a decision to approve the Initial Agreements and the New Agreements.

Legg Mason/QS Model Portfolio Funds	63

Board approval of management and subadvisory agreements (unaudited) (cont’d)

*  *  *  *  *  *

Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services to be provided by the Manager and the Subadvisers and that the Transaction was not expected to have an adverse effect on the ability of the Manager and the Subadvisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services, including portfolio management, expected to be provided under the New Agreements for the Fund were sufficient and supported a decision to approve each New Agreement.

Management fees and expense ratios

The Board considered that it had reviewed the Fund’s management fee and estimated total expense ratio in connection with the approval of the Initial Agreements at the meeting held in February 2020. The Board noted that the New Agreements do not change the Fund’s management fee rate or the computation method for calculating such fee, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board reviewed and considered the contractual management fee rate (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Subadvisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Subadvisers. The Board also considered the management fee, the fees of each Subadviser and the portion of the management fee to be retained by the Manager after payment of the subadvisory fees, in each case in light of the services expected to be rendered for those amounts.

The Board also reviewed information regarding the scope of services to be provided to the Fund by the Manager and its affiliates, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to the Fund by other fund service providers, including the Subadvisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall estimated expense ratio with those of a group of comparable funds underlying variable insurance products, which showed that the Fund’s Contractual Management Fee and estimated expense ratio were competitive with the management fees payable by and total expense ratios of such other funds. The Board noted that the Manager had contractually agreed to waive fees and/or reimburse the Fund’s expenses if such expenses exceed certain amounts and that such arrangement would continue until December 31, 2021.

In evaluating the costs of the services to be provided by the Manager and the Subadvisers under the New Agreements, the Trustees considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction would not increase the total fees payable by the Fund for management services.

Manager profitability and economies of scale

Because the Manager and the Subadvisers were newly-appointed, the Trustees could not consider the profitability of the Manager and its affiliates in providing services to the Fund as a factor in evaluating the Initial Agreements or the New Agreements.

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee and for sharing economies of scale with shareholders as the Fund’s assets grow. The Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale or efficiencies as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board also noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources (e.g., enhanced cyber security oversight, enhanced risk management oversight, etc.).

64	Legg Mason/QS Model Portfolio Funds

The Trustees noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds in the Legg Mason fund complex resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the profitability of the Manager and its affiliates in providing services to the Fund, nor to quantify any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

*  *  *  *  *  *

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Initial Agreements and the New Agreements after the Transaction.

Other benefits to the manager

The Board considered other benefits expected to be received by the Manager and its affiliates, including the Subadvisers, as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the expected costs of providing investment management and other services to the Fund and the commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates receive were reasonable. In evaluating the fall-out benefits to be received by the Manager and the Subadvisers under the New Agreements, the Trustees considered whether the Transaction would have an impact on the fall-out benefits expect to be received by virtue of the Initial Agreements.

The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. Such ancillary benefits were considered reasonable.

*  *  *  *  *  *

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, the Trustees, including the Independent Trustees, concluded that the Initial Agreements and the New Agreements for the Fund, including the fees payable thereunder, were fair and reasonable and that entering into the Initial Agreements and the New Agreements for the Fund was in the best interests of the Fund’s shareholders, and they voted to approve the Initial Agreements and the New Agreements.

Legg Mason/QS Model Portfolio Funds	65

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Legg Mason Partners Variable Equity Trust

— Legg Mason/QS Moderately Conservative Model Portfolio

At a meeting of the Trust’s Board of Trustees held on February 5, 2020, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Trust, considered for Legg Mason/QS Moderately Conservative Model Portfolio (the “Fund”) the initial approval of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors ”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS Investors, the “Subadvisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Initial Agreements.”) The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Subadvisers. The Independent Trustees requested and received information from the Manager and the Subadvisers they deemed reasonably necessary for their review of the Initial Agreements and the services to be provided by the Manager and the Subadvisers. Included was information about the Manager, the Subadvisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. In voting to approve the Initial Agreements, the Independent Trustees considered whether the approval of the Initial Agreements would be in the best interests of the Fund and its prospective shareholders, an evaluation based on several factors including those discussed below.

At a meeting of the Trust’s Board of Trustees held on April 7, 2020, the Board, including a majority of the Independent Trustees, approved new management and investment advisory agreements for the Fund to take effect upon the sale of Legg Mason, Inc. to Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton.1 The agreements were a new management agreement pursuant to which the Manager provides the Fund with investment advisory and administrative services, a new sub-advisory agreement pursuant to which QS Investors provides day-to-day management of the Fund’s portfolio, and a new sub-advisory agreement pursuant to which Western Asset provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The new management agreement and new sub-advisory agreements are collectively referred to as the “New Agreements.”) The New Agreements are identical to the Initial Agreements, except for the dates of execution, effectiveness and termination.

The sale of Legg Mason, Inc. to Franklin Resources, Inc. (referred to herein as the “Transaction”) was consummated on July 31, 2020. The Manager and the Subadvisers, each a wholly-owned subsidiary of Legg Mason, Inc., became subsidiaries of Franklin Templeton. The sale resulted in what is commonly called a “change of control” of Legg Mason and caused the Initial Agreements to terminate in accordance with applicable law. On April 7, 2020, the Fund’s sole shareholder approved the New Agreements.

At a telephonic meeting of the Trust’s Board of Trustees held on March 9, 2020, the Trustees discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

At the March and April meetings, the Independent Trustees considered, among other things, the anticipated impact of the Transaction on the Fund and its prospective shareholders. To assist the Independent Trustees in their consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, Legg Mason provided materials and information about Legg Mason, including expense comparison data with respect to the Fund and performance and profitability information with respect to the Legg Mason fund complex as a whole, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction. The Independent Trustees were assisted in their review by Fund counsel

[1]

The meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

66	Legg Mason/QS Model Portfolio Funds

and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of Franklin Templeton, Legg Mason, the Manager and the Subadvisers. The Independent Trustees requested and received information from Legg Mason and Franklin Templeton they deemed reasonably necessary for their review of the New Agreements. Included was information about the Transaction, distribution arrangements, Franklin Templeton’s business plan and other anticipated impacts of the Transaction on the Fund and its prospective shareholders. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board. Following their review of this information, the Independent Trustees requested additional information from Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to these requests, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in portions of the meetings and addressed various questions raised by the Independent Trustees.

In voting to approve the New Agreements, the Independent Trustees considered whether the approval of the New Agreements would be in the best interests of the Fund and its prospective shareholders. The Trustees’ evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the approval of the Initial Agreements at the in-person meeting held in February 2020.

Among other things, the Trustees considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager and Subadvisers, including compliance and other non-advisory services, and represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)	that Franklin Templeton and Legg Mason informed the Board regarding initial transition plans and that they are instituting long-term retention arrangements for key personnel;

(v)	that Franklin Templeton informed the Board that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution;

(vi)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vii)

that Franklin Templeton informed the Board that it has no present intention to alter currently effective expense waivers and reimbursement arrangements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(viii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of Fund as a result of the Transaction;

(ix)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(x)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expenses by spreading expenses over a larger asset base;

(xi)

that Franklin Templeton and Legg Mason will each derive direct and ancillary benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xii)	the fact that the Fund’s contractual management fee rate will remain the same and will not increase by virtue of the New Agreements;

Legg Mason/QS Model Portfolio Funds	67

Board approval of management and subadvisory agreements (unaudited) (cont’d)

(xiii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Initial Agreement except for their respective dates of execution, effectiveness and termination;

(xiv)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xv)

that at the February 2020 meeting, the Board conducted a full review of the investment advisory and distribution arrangements for the Fund and approved the Initial Agreements in accordance with the provisions of the Investment Company Act of 1940, as amended. Without any one factor being dispositive, in approving the Initial Agreements, the Board determined, in the exercise of the Trustees’ business judgment, that: (a) overall, the Board was satisfied with the nature, extent and quality of services expected to be provided under the respective Initial Agreement by the Manager and Subadvisers and their affiliates; (b) because the Manager and the Subadvisers were newly-appointed, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Initial Agreements during the meeting, but the Trustees noted the reputation and experience of the Manager and the Subadvisers, as well as the respective portfolio managers’ experience; (c) the Fund’s management fees and cost structure are reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Initial Agreements; (d) because the Manager and the Subadvisers were newly-appointed, the Trustees could not consider the profitability of the Manager and its affiliates in providing services to the Fund as a factor in evaluating the Initial Agreements during the meeting; (e) the Fund had asset level break points in the management fee structure and that shareholders of the Fund would benefit to the extent the Fund’s assets increased, and that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources; and (f) the ancillary benefits that the Manager and Subadvisers and their affiliates expected to receive were considered reasonable;

(xvi)	that the Initial Agreements were considered and approved in February 2020; and

(xvii)

that under the definitive agreement between Legg Mason and Franklin Templeton (the “Transaction Agreement”), Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the Investment Company Act of 1940, as amended, and that, in furtherance of the foregoing, Franklin Templeton agreed to use reasonable best efforts to conduct its business so that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any investment adviser for the Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the Investment Company Act of 1940, as amended, including any interpretations or no-action letters of the Securities and Exchange Commission) on any Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

In connection with the approval of each Initial Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The discussion below covers both the advisory and the administrative functions rendered by the Manager for the Fund, both of which functions are encompassed by the New Management Agreement for the Fund, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-advisory Agreements for the Fund. The Independent Trustees considered the New Management Agreement and the New Sub-advisory Agreements separately in the course of their review. In doing so, they considered the respective roles and compensation of the Manager and the Subadvisers in providing services to the Fund.

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the New Agreements for the Fund. The Independent Trustees discussed the Transaction and the

68	Legg Mason/QS Model Portfolio Funds

proposed approval of the New Agreements for the Fund on multiple occasions with their independent legal counsel in private sessions at which no representatives of Franklin Templeton, Legg Mason, or the Manager or Subadvisers for the Fund were present.

Nature, extent and quality of the services to be provided to the fund under the initial management agreement, the new management agreement and the initial sub-advisory agreements and the new sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Subadvisers under the Initial Agreements. In evaluating the nature, extent and quality of the services expected to be provided to the Fund by the Manager and the Subadvisers under the New Management Agreement and New Sub-advisory Agreements, respectively, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Manager and the Subadvisers, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided to the Fund and its shareholders by the Manager and the Subadvisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board considered information Franklin Templeton and Legg Mason provided regarding initial transition plans and the institution of long-term retention arrangements for key personnel. The Board considered that Franklin Templeton informed the Boards that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries, its business and operating structure, scale of operation, distribution capabilities, and leadership, as well as the combined financial resources of Legg Mason, Inc. and Franklin Templeton and the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board’s evaluation of the services to be provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and such funds’ compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the risk management processes of the Manager and Subadvisers.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund (including policies and practices regarding soft dollars and brokerage allocation), and Franklin Templeton’s representations that the brokerage practices and standards applied by the Manager and Subadvisers in seeking best execution will continue.

Fund performance

Because the Fund had not commenced operations and the Manager and the Subadvisers were newly-appointed, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Initial Agreements or the New Agreements. The Trustees discussed with representatives of the Manager the investment strategy and process to be employed by the Manager and the Subadvisers in the management of the Fund’s assets. The Trustees noted the reputation and experience of the Manager and the Subadvisers, as well as the respective portfolio managers’ experience. The Board determined that these factors also supported a decision to approve the Initial Agreements and the New Agreements.

Legg Mason/QS Model Portfolio Funds	69

Board approval of management and subadvisory agreements (unaudited) (cont’d)

*  *  *  *  *  *

Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services to be provided by the Manager and the Subadvisers and that the Transaction was not expected to have an adverse effect on the ability of the Manager and the Subadvisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services, including portfolio management, expected to be provided under the New Agreements for the Fund were sufficient and supported a decision to approve each New Agreement.

Management fees and expense ratios

The Board considered that it had reviewed the Fund’s management fee and estimated total expense ratio in connection with the approval of the Initial Agreements at the meeting held in February 2020. The Board noted that the New Agreements do not change the Fund’s management fee rate or the computation method for calculating such fee, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board reviewed and considered the contractual management fee rate (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Subadvisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Subadvisers. The Board also considered the management fee, the fees of each Subadviser and the portion of the management fee to be retained by the Manager after payment of the subadvisory fees, in each case in light of the services expected to be rendered for those amounts.

The Board also reviewed information regarding the scope of services to be provided to the Fund by the Manager and its affiliates, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to the Fund by other fund service providers, including the Subadvisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall estimated expense ratio with those of a group of comparable funds underlying variable insurance products, which showed that the Fund’s Contractual Management Fee and estimated expense ratio were competitive with the management fees payable by and total expense ratios of such other funds. The Board noted that the Manager had contractually agreed to waive fees and/or reimburse the Fund’s expenses if such expenses exceed certain amounts and that such arrangement would continue until December 31, 2021.

In evaluating the costs of the services to be provided by the Manager and the Subadvisers under the New Agreements, the Trustees considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction would not increase the total fees payable by the Fund for management services.

Manager profitability and economies of scale

Because the Manager and the Subadvisers were newly-appointed, the Trustees could not consider the profitability of the Manager and its affiliates in providing services to the Fund as a factor in evaluating the Initial Agreements or the New Agreements.

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee and for sharing economies of scale with shareholders as the Fund’s assets grow. The Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale or efficiencies as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board also noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources (e.g., enhanced cyber security oversight, enhanced risk management oversight, etc.).

70	Legg Mason/QS Model Portfolio Funds

The Trustees noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds in the Legg Mason fund complex resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the profitability of the Manager and its affiliates in providing services to the Fund, nor to quantify any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

*  *  *  *  *  *

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Initial Agreements and the New Agreements after the Transaction.

Other benefits to the manager

The Board considered other benefits expected to be received by the Manager and its affiliates, including the Subadvisers, as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the expected costs of providing investment management and other services to the Fund and the commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates receive were reasonable. In evaluating the fall-out benefits to be received by the Manager and the Subadvisers under the New Agreements, the Trustees considered whether the Transaction would have an impact on the fall-out benefits expect to be received by virtue of the Initial Agreements.

The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. Such ancillary benefits were considered reasonable.

*  *  *  *  *  *

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, the Trustees, including the Independent Trustees, concluded that the Initial Agreements and the New Agreements for the Fund, including the fees payable thereunder, were fair and reasonable and that entering into the Initial Agreements and the New Agreements for the Fund was in the best interests of the Fund’s shareholders, and they voted to approve the Initial Agreements and the New Agreements.

Legg Mason/QS Model Portfolio Funds	71

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Legg Mason Partners Variable Equity Trust

— Legg Mason/QS Conservative Model Portfolio

At a meeting of the Trust’s Board of Trustees held on February 5, 2020, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Trust, considered for Legg Mason/QS Conservative Model Portfolio (the “Fund”) the initial approval of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors ”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS Investors, the “Subadvisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Initial Agreements.”) The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Subadvisers. The Independent Trustees requested and received information from the Manager and the Subadvisers they deemed reasonably necessary for their review of the Initial Agreements and the services to be provided by the Manager and the Subadvisers. Included was information about the Manager, the Subadvisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. In voting to approve the Initial Agreements, the Independent Trustees considered whether the approval of the Initial Agreements would be in the best interests of the Fund and its prospective shareholders, an evaluation based on several factors including those discussed below.

At a meeting of the Trust’s Board of Trustees held on April 7, 2020, the Board, including a majority of the Independent Trustees, approved new management and investment advisory agreements for the Fund to take effect upon the sale of Legg Mason, Inc. to Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton.1 The agreements were a new management agreement pursuant to which the Manager provides the Fund with investment advisory and administrative services, a new sub-advisory agreement pursuant to which QS Investors provides day-to-day management of the Fund’s portfolio, and a new sub-advisory agreement pursuant to which Western Asset provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The new management agreement and new sub-advisory agreements are collectively referred to as the “New Agreements.”) The New Agreements are identical to the Initial Agreements, except for the dates of execution, effectiveness and termination.

The sale of Legg Mason, Inc. to Franklin Resources, Inc. (referred to herein as the “Transaction”) was consummated on July 31, 2020. The Manager and the Subadvisers, each a wholly-owned subsidiary of Legg Mason, Inc., became subsidiaries of Franklin Templeton. The sale resulted in what is commonly called a “change of control” of Legg Mason and caused the Initial Agreements to terminate in accordance with applicable law. On April 7, 2020, the Fund’s sole shareholder approved the New Agreements.

At a telephonic meeting of the Trust’s Board of Trustees held on March 9, 2020, the Trustees discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

At the March and April meetings, the Independent Trustees considered, among other things, the anticipated impact of the Transaction on the Fund and its prospective shareholders. To assist the Independent Trustees in their consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, Legg Mason provided materials and information about Legg Mason, including expense comparison data with respect to the Fund and performance and profitability information with respect to the Legg Mason fund complex as a whole, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction. The Independent Trustees were assisted in their review by Fund counsel

[1]

The meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

72	Legg Mason/QS Model Portfolio Funds

and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of Franklin Templeton, Legg Mason, the Manager and the Subadvisers. The Independent Trustees requested and received information from Legg Mason and Franklin Templeton they deemed reasonably necessary for their review of the New Agreements. Included was information about the Transaction, distribution arrangements, Franklin Templeton’s business plan and other anticipated impacts of the Transaction on the Fund and its prospective shareholders. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board. Following their review of this information, the Independent Trustees requested additional information from Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to these requests, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in portions of the meetings and addressed various questions raised by the Independent Trustees.

In voting to approve the New Agreements, the Independent Trustees considered whether the approval of the New Agreements would be in the best interests of the Fund and its prospective shareholders. The Trustees’ evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the approval of the Initial Agreements at the in-person meeting held in February 2020.

Among other things, the Trustees considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Manager and Subadvisers, including compliance and other non-advisory services, and represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)	that Franklin Templeton and Legg Mason informed the Board regarding initial transition plans and that they are instituting long-term retention arrangements for key personnel;

(v)	that Franklin Templeton informed the Board that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution;

(vi)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vii)

that Franklin Templeton informed the Board that it has no present intention to alter currently effective expense waivers and reimbursement arrangements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(viii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of Fund as a result of the Transaction;

(ix)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(x)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expenses by spreading expenses over a larger asset base;

(xi)

that Franklin Templeton and Legg Mason will each derive direct and ancillary benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xii)	the fact that the Fund’s contractual management fee rate will remain the same and will not increase by virtue of the New Agreements;

Legg Mason/QS Model Portfolio Funds	73

Board approval of management and subadvisory agreements (unaudited) (cont’d)

(xiii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Initial Agreement except for their respective dates of execution, effectiveness and termination;

(xiv)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xv)

that at the February 2020 meeting, the Board conducted a full review of the investment advisory and distribution arrangements for the Fund and approved the Initial Agreements in accordance with the provisions of the Investment Company Act of 1940, as amended. Without any one factor being dispositive, in approving the Initial Agreements, the Board determined, in the exercise of the Trustees’ business judgment, that: (a) overall, the Board was satisfied with the nature, extent and quality of services expected to be provided under the respective Initial Agreement by the Manager and Subadvisers and their affiliates; (b) because the Manager and the Subadvisers were newly-appointed, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Initial Agreements during the meeting, but the Trustees noted the reputation and experience of the Manager and the Subadvisers, as well as the respective portfolio managers’ experience; (c) the Fund’s management fees and cost structure are reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Initial Agreements; (d) because the Manager and the Subadvisers were newly-appointed, the Trustees could not consider the profitability of the Manager and its affiliates in providing services to the Fund as a factor in evaluating the Initial Agreements during the meeting; (e) the Fund had asset level break points in the management fee structure and that shareholders of the Fund would benefit to the extent the Fund’s assets increased, and that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources; and (f) the ancillary benefits that the Manager and Subadvisers and their affiliates expected to receive were considered reasonable;

(xvi)	that the Initial Agreements were considered and approved in February 2020; and

(xvii)

that under the definitive agreement between Legg Mason and Franklin Templeton (the “Transaction Agreement”), Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the Investment Company Act of 1940, as amended, and that, in furtherance of the foregoing, Franklin Templeton agreed to use reasonable best efforts to conduct its business so that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any investment adviser for the Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the Investment Company Act of 1940, as amended, including any interpretations or no-action letters of the Securities and Exchange Commission) on any Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

In connection with the approval of each Initial Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The discussion below covers both the advisory and the administrative functions rendered by the Manager for the Fund, both of which functions are encompassed by the New Management Agreement for the Fund, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-advisory Agreements for the Fund. The Independent Trustees considered the New Management Agreement and the New Sub-advisory Agreements separately in the course of their review. In doing so, they considered the respective roles and compensation of the Manager and the Subadvisers in providing services to the Fund.

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the New Agreements for the Fund. The Independent Trustees discussed the Transaction and the

74	Legg Mason/QS Model Portfolio Funds

proposed approval of the New Agreements for the Fund on multiple occasions with their independent legal counsel in private sessions at which no representatives of Franklin Templeton, Legg Mason, or the Manager or Subadvisers for the Fund were present.

Nature, extent and quality of the services to be provided to the fund under the initial management agreement, the new management agreement and the initial sub-advisory agreements and the new sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Subadvisers under the Initial Agreements. In evaluating the nature, extent and quality of the services expected to be provided to the Fund by the Manager and the Subadvisers under the New Management Agreement and New Sub-advisory Agreements, respectively, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Manager and the Subadvisers, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided to the Fund and its shareholders by the Manager and the Subadvisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board considered information Franklin Templeton and Legg Mason provided regarding initial transition plans and the institution of long-term retention arrangements for key personnel. The Board considered that Franklin Templeton informed the Boards that there are not expected to be any changes to the brokerage practices and standards applied by the Subadvisers in seeking best execution. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries, its business and operating structure, scale of operation, distribution capabilities, and leadership, as well as the combined financial resources of Legg Mason, Inc. and Franklin Templeton and the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board’s evaluation of the services to be provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and such funds’ compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the risk management processes of the Manager and Subadvisers.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund (including policies and practices regarding soft dollars and brokerage allocation), and Franklin Templeton’s representations that the brokerage practices and standards applied by the Manager and Subadvisers in seeking best execution will continue.

Fund performance

Because the Fund had not commenced operations and the Manager and the Subadvisers were newly-appointed, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Initial Agreements or the New Agreements. The Trustees discussed with representatives of the Manager the investment strategy and process to be employed by the Manager and the Subadvisers in the management of the Fund’s assets. The Trustees noted the reputation and experience of the Manager and the Subadvisers, as well as the respective portfolio managers’ experience. The Board determined that these factors also supported a decision to approve the Initial Agreements and the New Agreements.

Legg Mason/QS Model Portfolio Funds	75

Board approval of management and subadvisory agreements (unaudited) (cont’d)

*  *  *  *  *  *

Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services to be provided by the Manager and the Subadvisers and that the Transaction was not expected to have an adverse effect on the ability of the Manager and the Subadvisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services, including portfolio management, expected to be provided under the New Agreements for the Fund were sufficient and supported a decision to approve each New Agreement.

Management fees and expense ratios

The Board considered that it had reviewed the Fund’s management fee and estimated total expense ratio in connection with the approval of the Initial Agreements at the meeting held in February 2020. The Board noted that the New Agreements do not change the Fund’s management fee rate or the computation method for calculating such fee, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board reviewed and considered the contractual management fee rate (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Subadvisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Subadvisers. The Board also considered the management fee, the fees of each Subadviser and the portion of the management fee to be retained by the Manager after payment of the subadvisory fees, in each case in light of the services expected to be rendered for those amounts.

The Board also reviewed information regarding the scope of services to be provided to the Fund by the Manager and its affiliates, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to the Fund by other fund service providers, including the Subadvisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall estimated expense ratio with those of a group of comparable funds underlying variable insurance products, which showed that the Fund’s Contractual Management Fee and estimated expense ratio were competitive with the management fees payable by and total expense ratios of such other funds. The Board noted that the Manager had contractually agreed to waive fees and/or reimburse the Fund’s expenses if such expenses exceed certain amounts and that such arrangement would continue until December 31, 2021.

In evaluating the costs of the services to be provided by the Manager and the Subadvisers under the New Agreements, the Trustees considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction would not increase the total fees payable by the Fund for management services.

Manager profitability and economies of scale

Because the Manager and the Subadvisers were newly-appointed, the Trustees could not consider the profitability of the Manager and its affiliates in providing services to the Fund as a factor in evaluating the Initial Agreements or the New Agreements.

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee and for sharing economies of scale with shareholders as the Fund’s assets grow. The Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale or efficiencies as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board also noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources (e.g., enhanced cyber security oversight, enhanced risk management oversight, etc.).

76	Legg Mason/QS Model Portfolio Funds

The Trustees noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds in the Legg Mason fund complex resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the profitability of the Manager and its affiliates in providing services to the Fund, nor to quantify any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

*  *  *  *  *  *

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Initial Agreements and the New Agreements after the Transaction.

Other benefits to the manager

The Board considered other benefits expected to be received by the Manager and its affiliates, including the Subadvisers, as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the expected costs of providing investment management and other services to the Fund and the commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates receive were reasonable. In evaluating the fall-out benefits to be received by the Manager and the Subadvisers under the New Agreements, the Trustees considered whether the Transaction would have an impact on the fall-out benefits expect to be received by virtue of the Initial Agreements.

The Board also considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. Such ancillary benefits were considered reasonable.

*  *  *  *  *  *

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, the Trustees, including the Independent Trustees, concluded that the Initial Agreements and the New Agreements for the Fund, including the fees payable thereunder, were fair and reasonable and that entering into the Initial Agreements and the New Agreements for the Fund was in the best interests of the Fund’s shareholders, and they voted to approve the Initial Agreements and the New Agreements.

Legg Mason/QS Model Portfolio Funds	77

Legg Mason/QS

Model Portfolio Funds

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason/QS Model Portfolio Funds

Legg Mason/QS Aggressive Model Portfolio

Legg Mason/QS Moderately Aggressive Model Portfolio

Legg Mason/QS Moderate Model Portfolio

Legg Mason/QS Moderately Conservative Model Portfolio

Legg Mason/QS Conservative Model Portfolio

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Legg Mason/QS Model Portfolio Funds

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolios at 1-877-721-1926.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason/QS Aggressive Model Portfolio, Legg Mason/QS Moderately Aggressive Model Portfolio, Legg Mason/QS Moderate Model Portfolio, Legg Mason/QS Moderately Conservative Model Portfolio and Legg Mason/QS Conservative Model Portfolio. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

QSIN601966 8/20 SR20-3963

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:    /s/Jane Trust

Jane Trust

Chief Executive Officer

Date:    August 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Jane Trust

Jane Trust

Chief Executive Officer

Date:    August 25, 2020

By:    /s/Christopher Berarducci

Christopher Berarducci

Principal Financial Officer

Date:    August 25, 2020